UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09709

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
   --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
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               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
   --------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                          -----------------
                       Date of fiscal year end: AUGUST 31
                                              -------------------
                   Date of reporting period: FEBRUARY 28, 2007
                                            ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                 [LOGO OMITTED]
                                 HIGHLAND FUNDS
                                   managed by
                        Highland Capital Management, L.P.




                      HIGHLAND FLOATING RATE ADVANTAGE FUND
                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007

[LOGO]                HIGHLAND FLOATING RATE ADVANTAGE FUND               [LOGO]
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Fund Profile .............................................................     1

Financial Statements .....................................................     2

   Investment Portfolio ..................................................     3

   Statement of Assets and Liabilities ...................................    18

   Statement of Operations ...............................................    19

   Statements of Changes in Net Assets ...................................    20

   Statement of Cash Flows ...............................................    22

   Financial Highlights ..................................................    23

   Notes to Financial Statements .........................................    27

Important Information About This Report ..................................    34

                Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

       A PROSPECTUS MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE
                     PROSPECTUS CAREFULLY BEFORE YOU INVEST.

FUND PROFILE
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

Objective
--------------------------------------------------------------------------------

      To provide a high level of current income consistent with preservation of capital.

Net Assets as of February 28, 2007
--------------------------------------------------------------------------------

      $2,534.5 million

Portfolio Data as of February 28, 2007
--------------------------------------------------------------------------------

      The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.

QUALITY BREAKDOWN AS OF 02/28/07 (%)
--------------------------------------------------------------------------
 Baa                                                                  0.5
--------------------------------------------------------------------------
 Ba                                                                  28.6
--------------------------------------------------------------------------
 B                                                                   45.9
--------------------------------------------------------------------------
 Caa                                                                  4.9
--------------------------------------------------------------------------
 NR                                                                  20.1
--------------------------------------------------------------------------

TOP 5 SECTORS AS OF 02/28/07 (%)
--------------------------------------------------------------------------
 Retail                                                              10.2
--------------------------------------------------------------------------
 Cable -- International Cable                                         7.3
--------------------------------------------------------------------------
 Utility                                                              6.9
--------------------------------------------------------------------------
 Transportation -- Auto                                               6.7
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 Information Technology                                               6.4
--------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 02/28/07 (%)
--------------------------------------------------------------------------
 Movie Gallery, Inc.                                                  3.6
--------------------------------------------------------------------------
 HCA, Inc.                                                            2.7
--------------------------------------------------------------------------
 Ford Motor Co.                                                       2.1
--------------------------------------------------------------------------
 Amsterdamse Beheer-En Consultingmaatschappij B.V.                    1.9
--------------------------------------------------------------------------
 Ypso Holding SA                                                      1.9
--------------------------------------------------------------------------
 Cricket Communications, Inc.                                         1.8
--------------------------------------------------------------------------
 Metro PCS Wireless, Inc.                                             1.7
--------------------------------------------------------------------------
 Delphi Corp.                                                         1.7
--------------------------------------------------------------------------
 Blockbuster Entertainment Corp.                                      1.6
--------------------------------------------------------------------------
 Millennium Digital Media Systems, LLC                                1.4
--------------------------------------------------------------------------

   Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.


                                                          Semi-Annual Report | 1

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

                                             A GUIDE TO UNDERSTANDING THE FUND'S
                                                            FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of
                                      the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's assets,
                                      liabilities, net assets and share price
                                      for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement details income earned by
                                      the Fund and the expenses accrued by the Fund during the reporting period. The
                                      Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

STATEMENTS OF CHANGES IN NET ASSETS   These statements demonstrate how the
                                      Fund's net assets were affected by its
                                      operating results, distributions to
                                      shareholders and shareholder transactions
                                      (e.g., subscriptions, redemptions and
                                      dividend reinvestments) during the
                                      reporting period. The Statements of
                                      Changes in Net Assets also detail changes in the number of shares outstanding.

            STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net
                                      cash and foreign currency provided or
                                      used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how
                                      the Fund's net asset value per share was affected by the Fund's operating results.
                                      The Financial Highlights also disclose the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational
                                      background of the Fund, its significant
                                      accounting policies (including those
                                      surrounding security valuation, income
                                      recognition and distributions to
                                      shareholders), federal tax information,
                                      fees and compensation paid to affiliates and significant risks and contingencies.


2 | Semi-Annual Report

INVESTMENT PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (a) - 104.5%

AEROSPACE - AEROSPACE/DEFENSE - 2.3%
                AWAS Capital, Inc.
   12,215,153      First Priority Term Loan,
                   7.13%, 03/15/13 ..............................    12,184,602
    7,003,663      Second Priority Term Loan,
                   11.38%, 03/15/13 .............................     7,108,718
    6,500,000   DeCrane Aircraft Holdings, Inc.
                   First Lien Term Loan, 02/13/13 (b) ...........     6,565,000
    1,903,900   Forgings International Holdings.
                   (Firth Rixon) (United Kingdom)
                   Term D (USD), 9.73%, 03/22/15 ................     1,937,218
                Forgings International Ltd.
                   (Firth Rixon) (United Kingdom)
    2,403,900      Term B2 (USD), 7.83%, 09/11/14 ...............     2,445,968
    2,403,900      Term C2 (USD), 8.08%, 09/11/15 ...............     2,445,968
                IAP Worldwide Services, Inc.
    1,000,000      First Lien Term Loan, 12/20/12 (b) ...........       998,120
    1,980,000      First Lien Term Loan,
                   9.69%, 12/30/12 ..............................     1,976,278
    3,500,000      Second Lien Term Loan,
                   15.19%, 06/20/13 .............................     3,552,500
                TDS Investor Corp. (Travelport)
   12,984,113      Dollar Term Loan,
                   7.86%, 08/23/13 (b) ..........................    13,126,938
      509,986      Synthetic Letter of Credit,
                   7.86%, 08/23/13 (b) ..........................       516,203
      312,990      Tranche B Dollar Term Loan,
                   08/23/13 (b) .................................       316,805
    2,943,529   Vought Aircraft Industries, Inc.
                   Term Loan, 7.88%, 12/22/11 ...................     2,976,674
                Wesco Aircraft Hardware Corp.
    1,000,000      First Lien Term Loan,
                   7.60%, 09/30/13 ..............................     1,008,120
    1,000,000      Second Lien Term Loan,
                   11.10%, 03/28/14 .............................     1,022,820
                                                                    -----------
                                                                     58,181,932
                                                                    -----------

AEROSPACE - AIRLINES - 2.4%
      987,500   American Airlines, Inc.
                   Term Facility, 8.57%, 12/17/10 ...............       999,231
                Continental Airlines, Inc.
    1,714,286      Tranche A-1 Term Loan,
                   8.74%, 06/01/11 ..............................     1,733,571
    4,285,714      Tranche A-2 Term Loan,
                   8.74%, 06/01/11 ..............................     4,333,929
                Delta Airlines, Inc.
    4,708,333      DIP, Term Loan A,
                   8.11%, 03/16/08 ..............................     4,741,810
    6,000,000      Term Loan Equipment Notes,
                   8.00%, 09/29/12 ..............................     6,007,500
    2,000,000      Trade Claim, 12/12/07 (b) ....................     1,176,680
    1,127,741   ILC Industries, Inc.
                   First Lien Term Loan,
                   7.87%, 02/24/12 ..............................     1,136,199
                Northwest Airlines, Inc.
   10,000,000      Term Loan DIP, 7.85%, 08/21/08 ...............    10,070,300
   11,258,505      Term Loan DIP, 7.35%, 08/27/11 ...............    11,338,216
    4,500,000      U.S. Bank Trade Claim, 08/21/13 (b) ..........     3,922,515
   14,500,000   U S Airways, Inc.
                   Term Loan, 8.86%, 03/31/11 ...................    14,628,180
                                                                    -----------
                                                                     60,088,131
                                                                    -----------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

BROADCASTING - 3.3%
    2,493,750   Barrington Broadcasting Group LLC
                   Term Loan, 7.61%, 08/11/13 ...................     2,513,999
                CMP Susquehanna Corp.
      978,571      Term Loan, 7.38%, 05/05/13 ...................       986,400
    4,336,786      Term Loan, 7.44%, 05/05/13 ...................     4,370,960
    2,403,831   Havana Bidco Ltd.
                   USD Term Loan B,
                   7.65%, 08/31/14 ..............................     2,412,845
                Millennium Digital Media Systems, LLC
   30,322,567      Facility B Term Loan,
                   8.90%, 06/30/11 ..............................    30,552,624
      141,685      Revolver, 06/30/11 (b) (c) ...................       141,546
    1,037,839      Term Facility, 06/30/11 (b) ..................     1,045,714
                NextMedia Operating, Inc.
      684,882      Delay Draw Term Loan,
                   7.32%, 11/15/12 ..............................       683,170
    1,540,984      Initial Term Loan (First Lien),
                   7.32%, 11/15/12 ..............................     1,541,939
    1,000,000      Second Lien Term Loan,
                   9.82%, 11/15/13 ..............................     1,011,880
   11,000,000   Paxson Communications Corp.
                   First Lien Term Loan,
                   8.61%, 01/15/12 ..............................    11,268,180
    2,000,000   Persona Communications Corp.
                   (Canada)
                   Second Lien Term Loan,
                   11.37%, 04/12/14 .............................     2,040,000
   25,704,429   Young Broadcasting, Inc.
                   Term Loan, 7.88%, 11/03/12 (b) ...............    25,824,726
                                                                    -----------
                                                                     84,393,983
                                                                    -----------

CABLE - INTERNATIONAL CABLE - 1.3%
    4,962,500   Liberty Cablevision of Puerto Rico, Ltd.
                   (Puerto Rico)
                   Term Loan, 7.62%, 03/01/13 ...................     4,990,389
    2,812,500   Puerto Rico Cable Acquisition Co., Inc.
                   (Puerto Rico)
                   First Lien Term Loan,
                   8.63%, 07/28/11 ..............................     2,837,109
                San Juan Cable, LLC (Puerto Rico)
    2,475,007      First Lien Term Loan,
                   7.37%, 10/31/12 ..............................     2,487,382
    1,700,000      Second Lien Term Loan,
                   10.87%, 10/31/13 .............................     1,727,625
                UPC Broadband Holding BV
                   (Netherlands)
    6,965,000      Facility F2, 7.37%, 03/31/09 .................     7,003,447
    1,500,000      Facility H2, 7.37%, 09/30/12 .................     1,508,640
                UPC Financing Partnership
                   (Netherlands)
    2,000,000      Facility J2, 7.37%, 03/31/13 .................     2,011,040
    3,000,000      Facility K2, 7.37%, 12/31/13 .................     3,017,280
    8,000,000   Virgin Media, Inc. (United Kingdom)
                   B4 Facility, 7.36%, 07/30/12 .................     8,051,360
                                                                    -----------
                                                                     33,634,272
                                                                    -----------

CABLE - US CABLE - 5.3%
    2,481,255   Atlantic Broadband Finance LLC
                   Tranche B-1 Term Loan,
                   8.10%, 09/01/11 ..............................     2,515,372
    7,825,000   Bresnan Communications LLC
                   Tranche B Term Loan,
                   7.11%, 09/29/13 ..............................     7,860,213
                Century Cable Holdings LLC
    2,500,000      Revolver, 9.25%, 03/31/09 ....................     2,425,000


                             See accompanying Notes to Financial Statements. | 3

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

CABLE - US CABLE (CONTINUED)
                Century Cable Holdings LLC (continued)
       92,734      Term Loan, 10.25%, 06/30/09 ..................        91,112
                Cequel Communications LLC
   11,000,000      Bridge Term Loan, 10.32%, 10/30/07 ...........    11,027,500
    5,250,000      First Lien Term Loan B,
                   7.61%, 11/05/13 ..............................     5,304,548
    4,275,000      Second Lien Tranche A Term Loan,
                   9.86%, 05/05/14 (b) ..........................     4,408,594
    3,000,000      Term Facility B, 11/01/13 (b) ................     3,031,170
   29,768,944   Charter Communications
                   Operating LLC
                   Term Loan, 7.99%, 04/28/13 ...................    30,018,408
   23,812,500   CSC Holdings, Inc.
                   Incremental Term Loan,
                   7.11%, 03/29/13 ..............................    23,962,757
                Knology, Inc.
    5,697,964      New Term Loan, 7.98%, 06/29/10 ...............     5,740,699
    5,634,519      Second Lien Term Loan,
                   15.35%, 06/29/11 .............................     6,451,524
                Mediacom Broadband Group
    1,000,000      Tranche C Term Loan,
                   7.05%, 01/31/15 ..............................     1,002,300
    1,000,000      Tranche D-2 Term Loan,
                   7.12%, 01/31/15 ..............................       999,060
    1,000,000   Mediacom Illiniois, LLC
                   Tranche B Term Loan,
                   7.12%, 03/31/13 ..............................     1,005,320
                Northland Cable Television, Inc.
    4,950,000      First Lien Term Loan B,
                   9.38%, 12/22/12 ..............................     4,962,375
    6,000,000      Second Lien Term Loan,
                   13.49%, 06/22/13 .............................     6,000,000
                Olympus Cable Holdings LLC
    2,000,000      Term Loan A, 9.50%, 06/30/10 .................     1,948,000
    2,350,000      Term Loan B, 10.25%, 09/30/10 ................     2,291,250
                WideOpenWest Finance LLC
   12,085,009      First Lien Term Loan,
                   7.61%, 05/01/13 ..............................    12,205,859
    2,000,000      Second Lien Term Loan,
                   10.40%, 05/01/14 .............................     2,066,240
                                                                    -----------
                                                                    135,317,301
                                                                    -----------

CHEMICALS - COMMODITY & FERTILIZER - 0.5%
    5,129,685   Celanese
                   Dollar Term Loan B,
                   7.37%, 04/06/11 ..............................     5,174,981
                Cognis Corp. (Germany)
      533,694      Dollar Facility B, 8.10%, 03/31/12 ...........       541,368
    1,000,000      Facility B Second Lien, 11/15/13 (b) .........       999,380
    5,761,111   Ferro Corp.
                   Term Loan, 8.07%, 06/06/12 ...................     5,762,955
                                                                    -----------
                                                                     12,478,684
                                                                    -----------

CHEMICALS - SPECIALTY CHEMICALS - 2.7%
    2,000,000   Almatis Holdings 4 B.V. (Netherlands)
                   Facility A2, 7.61%, 12/31/12 .................     2,004,380
                Almatis U S Holding Inc.
    1,500,000      Facility B3, 7.86%, 12/31/13 .................     1,516,875
    1,500,000      Facility C3, 8.36%, 12/31/14 .................     1,523,430
                Basell BV (Netherlands)
      745,437      Facility B4 USD, 7.57%, 08/01/13 .............       751,028
      745,437      Facility C4 USD, 8.32%, 08/01/14 .............       751,028
                Basell USA, Inc.
    3,727,186      Facility B2, 7.57%, 08/01/13 .................     3,755,140

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
                Basell USA, Inc. (continued)
    3,727,185      Facility C2, 8.32%, 08/01/14 .................     3,755,139
    4,000,000   BPC Holding Corp. (Berry Plastics)
                   Term Loan B, 7.12%, 09/20/13 .................     4,030,000
                Brenntag Holding GMBH & Co.
                   (Germany)
      294,545      Acquisition Facility,
                   7.89%, 01/17/14 ..............................       298,964
    1,205,364      Facility B2 Term Loan,
                   7.89%, 01/17/14 ..............................     1,223,336
    1,000,000      Second Lien Dollar Facility,
                   11.43%, 06/22/15 .............................     1,026,040
    1,620,938   Georgia Gulf Corp.
                   Term Loan, 7.32%, 10/03/13 ...................     1,636,952
                Ineos U S Finance LLC
    1,800,000      Term Loan A4, 7.61%, 12/14/12 ................     1,802,484
    6,187,500      Term Loan B2, 7.61%, 12/14/13 ................     6,282,293
    6,187,500      Term Loan C2, 8.11%, 12/14/14 ................     6,282,293
    3,216,250   ISP Chemco, Inc.
                   Term Loan, 7.38%, 02/16/13 ...................     3,247,383
    3,894,605   Kraton Polymers Group of Cos.
                   Term Loan, 7.38%, 12/23/10 ...................     3,932,344
    1,841,889   Lucite International US Finco LLC
                   Term B-1 Facility, 8.07%, 07/07/13 ...........     1,864,913
    5,000,000   Panda Hereford Ethanol, L.P.
                   Tranche A Term Loan,
                   9.07%, 07/28/13 ..............................     4,950,000
    6,389,798   Rockwood Specialties Group, Inc.
                   Tranche E Term Loan,
                   7.36%, 07/30/12 ..............................     6,461,683
   10,500,000   Solutia, Inc.
                   Add-on Term Loan B,
                   8.36%, 03/31/08 (b) ..........................    10,660,860
                                                                    -----------
                                                                     67,756,565
                                                                    -----------

CONSUMER DURABLES - 0.2%
    3,816,269   Rexair LLC
                   Additional Term Facility,
                   9.61%, 06/30/10 ..............................     3,825,809
                                                                    -----------

CONSUMER NON-DURABLES - 2.5%
    2,129,807   American Achievement Corp.
                   Tranche B Term Loan,
                   7.77%, 03/25/11 ..............................     2,146,462
    2,977,500   Amscan Holdings
                   Term Loan B, 8.38%, 12/23/12 .................     3,011,920
    1,416,546   Bare Escentuals Beauty, Inc.
                   (MD Beauty)
                   First Lien Term Loan,
                   7.82%, 02/18/12 ..............................     1,424,507
    1,111,111   Camelbak Products, Inc.
                   Second Lien Term Loan,
                   12.91%, 02/04/12 .............................     1,013,889
    3,000,000   DS Waters of America, Inc.
                   Term Loan B, 7.86%, 10/27/12 .................     3,015,000
                Eastman Kodak Co.
    8,586,047      Term B-1 Advance,
                   7.57%, 10/18/12 (b) ..........................     8,618,245
    3,386,240      Term B-2 Advance Delayed Draw,
                   7.57%, 10/18/12 ..............................     3,397,754
    3,704,286   Hanesbrands, Inc.
                   Term Loan B, 7.63%, 09/05/13 .................     3,739,699
    5,592,522   Hillman Group, Inc.
                   Term Loan B, 8.50%, 03/30/11 .................     5,648,447
      773,898   Jarden Corp.
                   Term Loan B1, 7.11%, 01/24/12 ................       778,371


4 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

CONSUMER NON-DURABLES (CONTINUED)
    2,887,500   Owens-Brockway Glass Container Inc.
                   Tranche B Term Loan,
                   6.82%, 06/14/13 ..............................     2,901,938
      429,361   Polaroid Corp.
                   Term Loan, 12.38%, 04/28/11 ..................       431,508
    2,853,569   Prestige Brands Holdings, Inc.
                   Tranche B Term Loan,
                   7.71%, 04/06/11 ..............................     2,878,538
                Solo Cup Co.
    1,000,000      Second Lien Term Loan,
                   11.57%, 03/31/12 .............................     1,023,750
   16,024,898      Term B1 Loan, 8.82%, 02/27/11 (b) ............    16,283,860
    1,977,440   Spectrum Brands
                   U. S. Dollar Term Loan B,
                   8.60%, 02/07/12 ..............................     1,998,203
                Technical Concepts, LLC
      857,143      U. S. Dollar Term Loan A,
                   8.57%, 02/15/11 ..............................       859,286
      854,464      U. S. Dollar Term Loan B,
                   8.82%, 02/15/13 ..............................       856,600
    3,684,375   VJCS Acquisition, Inc.
                   Term B Facility, 7.62%, 07/19/13 .............     3,684,375
                                                                    -----------
                                                                     63,712,352
                                                                    -----------

DIVERSIFIED MEDIA - 4.6%
   12,777,209   American Lawyer Media Holdings, Inc.
                   First Lien Term Loan,
                   7.86%, 03/05/10 ..............................    12,806,469
      375,889   Black Press Group Ltd. (Canada)
                   Term B-2 Tranche Loan,
                   7.37%, 08/01/13 ..............................       379,648
      619,111   Black Press U S Partnership
                   Term B-1 Tranche Loan,
                   7.37%, 08/01/13 ..............................       625,302
    9,975,000   Cinemark USA, Inc.
                   Term Loan, 7.39%, 10/05/13 ...................    10,077,144
    1,263,083   Day International, Inc.
                   First Lien U.S. Term Loan,
                   8.12%, 12/05/12 ..............................     1,275,714
    2,375,000   Deluxe Canada Holdings, Inc.
                   (Canada)
                   First Lien Tranche C Term Loan,
                   8.36%, 01/28/11 ..............................     2,391,340
    1,911,667   Endurance Business Media, Inc.
                   First Lien Term Loan,
                   8.07%, 07/24/13 ..............................     1,933,173
    2,970,000   HIT Entertainment PLC
                   (United Kingdom)
                   First Lien Term Advance,
                   7.60%, 03/20/12 ..............................     2,994,146
    3,960,000   Merrill Communications LLC
                   Combined Term Loan,
                   7.59%, 05/15/11 ..............................     3,995,244
                Metro-Goldwyn-Mayer Holdings II, Inc./
                   LOC Acquisition Co.
      928,571      Tranche A Term Loan,
                   8.61%, 04/08/11 ..............................       936,046
   23,879,679      Tranche B Term Loan,
                   8.62%, 04/08/12 ..............................    24,156,922
                North American Membership Group, Inc.
      989,924      First Lien Tranche B Term Loan,
                   8.61%, 05/19/11 ..............................       970,126
    3,000,000      Second Lien Term Loan,
                   12.86%, 11/18/11 .............................     2,940,000

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

DIVERSIFIED MEDIA (CONTINUED)
                Panavision, Inc.
    3,059,299      First Lien Term Loan,
                   8.37%, 03/30/11 ..............................     3,086,068
    3,500,000      Second Lien Term Loan,
                   12.36%, 03/30/12 .............................     3,561,250
                Penton Media, Inc.
    1,000,000      First Lien Term Loan,
                   7.62%, 02/01/13 ..............................     1,010,625
    2,500,000      First Lien Term Loan, 01/09/13 (b) ...........     2,526,550
    2,500,000      Second Lien Term Loan,
                   02/01/14 (b) .................................     2,551,575
                Riverdeep Interactive Learning USA, Inc.
    2,500,000      Bridge Facility, 11.07%, 12/05/14 ............     2,503,125
    8,000,000      Term Loan, 8.81%, 12/20/13 (b) ...............     8,084,960
                Springer Science+Business Media S.A.
                   (Germany)
      562,496      Tranche B-2, 7.99%, 09/16/11 .................       569,528
      562,496      Tranche C-2, 8.37%, 07/05/14 .................       571,637
      338,124      USD Tranche B-2 Add-on,
                   7.99%, 07/05/13 ..............................       342,351
      338,124      USD Tranche C-2 Add On,
                   8.37%, 07/05/14 ..............................       343,619
      366,301      USD Tranche E-2 Add On,
                   8.37%, 07/05/14 ..............................       372,253
    6,518,043   VISANT Corp.
                   Tranche C Term Loan,
                   7.37%, 10/04/11 ..............................     6,567,711
    8,475,000   VNU Inc./Nielsen Finance LLC
                   (Netherlands)
                   Dollar Term Loan, 8.13%, 08/09/13 ............     8,572,124
    2,874,991   Warner Music Group
                   Term Loan, 7.38%, 02/28/11 ...................     2,893,161
    3,000,000   West Corp.
                   Term B-2 Loan, 7.75%, 10/24/13 ...............     3,031,860
      450,000   WMG Acquisitions Corp.
                   Term Loan, 02/28/11 (b) ......................       452,844
    4,000,000   Yell Group PLC (United Kingdom)
                   Facility B1 (USD), 7.32%, 10/27/12 ...........     4,038,320
                                                                    -----------
                                                                    116,560,835
                                                                    -----------

ENERGY - EXPLORATION & PRODUCTION - 1.9%
                ATP Oil & Gas Corp.
   11,066,820      First Lien Term Loan,
                   8.81%, 04/14/10 ..............................    11,198,294
   11,000,000      First Lien Term Loan,
                   8.91%, 04/14/10 ..............................    11,254,320
    1,000,000      Second Lien Term Loan,
                   10.11%, 10/14/10 .............................     1,023,120
    1,000,000   Forest Alaska Operating LLC
                   Second Lien Term Loan,
                   11.85%, 12/08/11 .............................     1,010,000
   11,000,000   Paramount Resources Ltd. (Canada)
                   Term Loan, 9.86%, 08/28/12 ...................    10,972,500
                Targa Resources, Inc.
    1,161,290      Synthetic Term Loan,
                   5.24%, 10/31/12 ..............................     1,176,526
    4,778,226      Term Loan, 7.61%, 10/31/12 ...................     4,826,964
    5,940,000   TARH E&P Holdings, LP
                   Second Lien Term Loan,
                   10.88%, 11/15/10 .............................     5,940,000
                                                                    -----------
                                                                     47,401,724
                                                                    -----------


                             See accompanying Notes to Financial Statements. | 5

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - OTHER ENERGY - 2.2%
                Alon USA Energy, Inc.
      884,444      Edgington Facility,
                   7.57%, 06/22/13 ..............................       893,289
    7,075,556      Paramount Facility,
                   7.64%, 06/22/13 ..............................     7,133,080
                Coffeyville Resources, LLC
    1,135,135      Funded Letter of Credit,
                   8.36%, 12/28/10 ..............................     1,149,324
    5,864,865      Tranche D Term Loan,
                   8.36%, 12/28/13 ..............................     5,935,712
    1,000,000   El Paso Corp.
                   Deposit Loan, 5.22%, 07/31/11 ................     1,008,040
    4,500,000   Endeavour International Holding B.V.
                   (Netherlands)
                   Second Lien Term Loan,
                   12.37%, 11/01/11 .............................     4,635,000
                Helix Energy Solutions Group, Inc.
    7,959,760      Term Loan, 7.33%, 07/01/13 ...................     8,018,583
    3,484,910      Term Loan, 05/05/13 (b) ......................     3,510,664
    2,977,500   MEG Energy Corp. (Canada)
                   Initial Term Loan, 7.37%, 04/03/13 ...........     3,007,603
                Monitor US Finco, Inc.
    4,000,000      First Lien Term Loan,
                   10.82%, 01/11/14 .............................     4,020,000
    3,000,000      Second Lien Term Loan,
                   17.32%, 01/11/15 .............................     3,007,500
    1,616,287   SemCrude LP
                   U.S. Term Loan, 7.59%, 03/16/11 ..............     1,629,427
    1,000,000   Superior Offshore International, LLC
                   Term Loan, 02/15/12 (b) ......................     1,000,000
    1,000,000   Total Safety U.S., Inc.
                   Second Lien Term Loan,
                   11.85%, 12/08/13 .............................     1,010,000
    1,000,000   Venoco, Inc.
                   Term Loan, 9.88%, 04/28/11 ...................     1,012,500
    5,000,000   Volnay Acquisition Co. I (CGG)
                   Term Loan, 7.32%, 01/12/14 ...................     5,043,750
    3,000,000   Willbros USA, Inc.
                   Syndicate Term Loan,
                   10.25%, 10/27/09 .............................     3,015,000
                                                                    -----------
                                                                     55,029,472
                                                                    -----------

ENERGY - REFINING - 1.0%
    2,000,000   Connacher Finance Corp.
                   Term Loan, 8.61%, 10/20/13 ...................     2,017,500
    2,992,500   Eagle Rock Energy Partners
                   Series B Term Loan,
                   7.61%, 08/31/11 ..............................     3,003,722
                Energy Transfer Equity, L.P.
    2,000,000      Term Loan, 7.10%, 02/08/12 ...................     2,021,080
    3,000,000      Term Loan, 11/01/12 (b) ......................     3,031,620
    3,975,038   Hawkeye Renewables LLC
                   First Lien Term Loan,
                   9.49%, 06/30/12 ..............................     3,870,693
    8,500,000   J Ray McDermott SA (Panama)
                   Synthetic Facility, 5.26%, 06/06/12 ..........     8,585,000
                Northeast Biofuels, LLC
    1,365,854      Construction Term Loan,
                   8.61%, 06/30/13 ..............................     1,376,098
      634,146      Synthetic Letter of Credit,
                   8.62%, 06/30/13 ..............................       638,902
    1,714,286   Resolute Aneth, LLC
                   Second Lien Tern Loan,
                   10.36%, 04/13/12 .............................     1,722,857
                                                                    -----------
                                                                     26,267,472
                                                                    -----------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

ENERGY - SERVICE & EQUIPMENT - 0.1%
    1,719,706   Petroleum Geo-Services ASA/PGS
                   Finance, Inc. (Norway)
                   Term Loan, 7.61%, 12/17/12 ...................     1,740,136
                                                                    -----------

FINANCIAL - 2.4%
    1,750,000   AlixPartners, LLP
                   Tranche B Term Loan,
                   7.86%, 10/12/13 ..............................     1,768,060
                American Wholesale Insurance
                   Group, Inc.
      966,064      First Lien Term Loan A,
                   8.59%, 10/27/11 ..............................       967,880
    2,000,000      Second Lien Term Loan B,
                   12.82%, 04/27/12 .............................     2,005,000
    2,778,214   Arias Acquisitions, Inc.
                   Term Loan, 9.11%, 07/26/11 ...................     2,555,957
      997,500   Arrowhead General Insurance
                   Agency, Inc.
                   First LienTerm Loan,
                   8.36%, 08/08/12 ..............................     1,009,350
    1,500,000   Bay Point Re Ltd. (Bermuda)
                   Term Loan, 9.85%, 12/31/10 ...................     1,516,875
                Checksmart Financial Co.
    1,985,000      First Lien Tranche B Term Loan,
                   8.13%, 05/01/12 ..............................     1,992,444
    2,500,000      Second Lien Term Loan,
                   10.89%, 05/01/13 .............................     2,531,250
    5,000,000   Concord Re Ltd. (Bermuda)
                   Term Loan, 9.61%, 02/29/12 ...................     5,075,000
    5,987,500   Conseco, Inc.
                   Term Loan, 7.32%, 10/10/13 (b) ...............     6,043,663
    4,250,000   Crump Group, Inc.
                   Tranche B Term Loan,
                   8.37%, 12/19/12 ..............................     4,255,313
    2,000,000   Cyrus Reinsurance Ltd. (Bermuda)
                   Term Loan, 9.60%, 12/31/10 ...................     2,002,500
      997,500   First American Payment Systems, L.P.
                   Term Loan, 8.63%, 10/06/13 ...................     1,004,981
                Flatiron Re Ltd. (Bermuda)
    4,378,947      Closing Date Term Loan,
                   9.61%, 12/20/10 ..............................     4,433,684
    2,121,053      Delayed Draw Term Loan,
                   9.61%, 12/20/10 ..............................     2,144,914
      955,000   IPayment, Inc.
                   Term Facility, 7.35%, 05/10/13 ...............       960,969
    2,000,000   LPL Holdings, Inc.
                   Tranche C Term Loan,
                   8.11%, 06/27/14 ..............................     2,024,380
    1,174,035   Mitchell International, Inc.
                   Term Loan, 7.37%, 08/15/11 ...................     1,179,905
                NASDAQ Stock Market, Inc.
      313,843      Tranche B Term Loan,
                   7.10%, 04/18/12 ..............................       316,124
      181,927      Tranche C Term Loan,
                   7.10%, 04/18/12 ..............................       183,690
                National Money Mart Co. (Canada)
    2,009,032      Canadian Borrower Term Loan,
                   8.05%, 10/30/12 ..............................     2,021,588
    1,476,702      Delayed Draw Term Loan,
                   8.05%, 10/30/12 ..............................     1,485,931
    1,000,000   Online Resources Corp.
                   Term Loan A, 02/09/12 (b) ....................     1,000,000
                Panther Re Holdings Ltd. (Bermuda)
    3,000,000      Term Loan A, 7.62%, 12/01/10 .................     3,022,500
    2,000,000      Term Loan B, 9.87%, 12/01/10 .................     2,020,000


6 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

FINANCIAL (CONTINUED)
    1,000,000   Riskmetrics Group Holdings, LLC
                   First Lien Term Loan B,
                   7.60%, 01/11/14 ..............................     1,011,250
    5,000,000   Starbound Reinsurance Ltd. (Bermuda)
                   Term Loan, 9.37%, 03/01/08 ...................     5,025,000
                                                                    -----------
                                                                     59,558,208
                                                                    -----------

FOOD AND DRUG - 1.2%
    1,304,348   Bi-Lo LLC
                   Term Loan, 9.34%, 07/01/11 ...................     1,316,087
    3,000,000   CTI Food Holdings Co. LLC
                   Second Lien Secured Term Loan,
                   11.36%, 06/02/12 .............................     3,045,000
    1,338,052   Duloxetine Royalty Sub
                   (Cayman Islands)
                   Term Loan, 9.86%, 10/18/13 ...................     1,348,087
    9,152,170   Jean Coutu Group, Inc.
                   Term Loan B, 8.00%, 07/30/11 .................     9,175,050
    1,947,556   Leiner Health Products Group, Inc.
                   Tranche B Term Loan,
                   8.88%, 05/27/11 ..............................     1,969,057
    4,033,855   Michael Foods, Inc.
                   Term Loan B-1, 7.35%, 11/21/10 ...............     4,062,213
      971,429   Nash Finch Co.
                   Initial Term Loan, 7.63%, 11/12/10 ...........       971,429
    8,000,000   Rite Aid Corp.
                   Senior Secured Bridge Loan,
                   10/23/07 (b) .................................     7,960,000
      211,966   Supervalu, Inc.
                   Term Loan B, 7.10%, 06/02/12 .................       213,647
    1,500,000   Weight Watchers International, Inc.
                   Term Loan B, 6.88%, 01/26/14 .................     1,508,820
                                                                    -----------
                                                                     31,569,390
                                                                    -----------

FOOD/TOBACCO - BEVERAGES & BOTTLING - 1.2%
      684,482   AFC Enterprises, Inc.
                   Tranche B Term Loan,
                   7.38%, 05/09/11 ..............................       689,615
    1,000,000   B&G Foods, Inc.
                   Tranche C Term Loan, 02/15/13 (b) ............     1,011,250
    3,354,697   Commonwealth Brands, Inc.
                   Term Loan, 7.63%, 12/22/12 ...................     3,374,423
    3,300,000   National Distributing Co., Inc.
                   Second Lien Term Loan,
                   11.82%, 06/01/10 .............................     3,308,250
    8,831,127   Nellson Nutraceutical, Inc.
                   First Lien Term Loan,
                   12.25%, 10/04/09 (b) .........................     8,637,902
    1,942,447   Nutro Products, Inc.
                   Term Facility, 7.36%, 04/26/13 ...............     1,952,781
    6,965,000   Reynolds American, Inc.
                   Term Loan, 7.14%, 05/31/12 ...................     7,026,989
    3,952,525   WM. Bolthouse Farms, Inc.
                   First Lien Term Loan,
                   7.63%, 12/16/12 ..............................     3,980,509
                                                                    -----------
                                                                     29,981,719
                                                                    -----------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.6%
                Chiquita Brands LLC
       97,362      Term Loan B, 8.38%, 06/28/12 .................        98,215
    6,089,137      Term Loan C, 8.38%, 06/28/12 .................     6,195,697

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS (CONTINUED)
                Dole Food Co., Inc.
      186,258      Credit Linked Deposit,
                   5.23%, 04/12/13 ..............................       186,142
      415,937      Tranche B Term Loan,
                   7.55%, 04/12/13 ..............................       416,653
                Gate Gourmet Borrower LLC
    2,036,038      Dollar Term Loan First Lien,
                   8.10%, 03/09/12 ..............................     2,061,488
      333,311      First Lien Letter of Credit,
                   8.11%, 12/31/10 ..............................       337,478
       45,605   Merisant Co.
                   Tranche B Term Loan,
                   8.63%, 01/11/10 ..............................        45,795
    5,585,320   Michelina's
                   Term Loan, 8.31%, 04/02/11 ...................     5,662,119
    1,389,950   Solvest, Ltd.(Bermuda)
                   Tranche C Term Loan,
                   7.47%, 04/12/13 ..............................     1,391,117
                                                                    -----------
                                                                     16,394,704
                                                                    -----------

FOOD/TOBACCO - RESTAURANTS - 1.3%
    4,000,000   Aramark Canada Ltd. (Canada)
                   Canadian Term Loan, 01/26/14 (b) .............     4,045,000
                Aramark Corp.
      823,018      Letter of Credit Facility, 01/26/14 (b) ......       833,133
   11,676,982      U.S. Term Loan, 01/26/14 (b) .................    11,810,800
                Buffets Holdings, Inc.
      583,513      PF Letter of Credit,
                   8.37%, 05/01/13 ..............................       587,160
    1,321,875      Revolver, 9.84%, 11/01/11 (c) ................     1,319,297
    4,416,667      Term Loan, 8.36%, 11/01/13 ...................     4,444,271
    2,525,000   Caribbean Restaurant LLC
                   Tranche B Term Loan,
                   8.07%, 06/30/09 ..............................     2,546,059
    3,960,000   El Pollo Loco, Inc.
                   Term Loan, 8.37%, 11/18/11 ...................     3,981,067
    1,462,500   Garden Fresh Restaurant Corp.
                   First Lien Term Loan B,
                   8.61%, 06/22/11 ..............................     1,469,813
      982,188   New World Restaurant Group, Inc.
                   First Lien Term Loan,
                   8.45%, 03/31/11 ..............................       984,643
                                                                    -----------
                                                                     32,021,243
                                                                    -----------

FOREST PRODUCTS - PACKAGING - 2.1%
    7,061,114   Consolidated Container Co. LLC
                   Term Loan, 8.63%, 12/15/08 ...................     7,087,594
                Georgia-Pacific Corp.
    5,500,000      Add-on Term Loan B,
                   7.11%, 12/20/12 ..............................     5,553,570
   27,225,000      First Lien Term B,
                   7.36%, 12/20/12 ..............................    27,512,496
   11,263,859   Graham Packaging Co.
                   Term Loan B, 7.63%, 10/07/11 .................    11,375,371
                JSG Acquisitions (Smurfit Kappa)
                   (Ireland)
    1,000,000      B1 Term Loan Facility,
                   7.74%, 12/01/13 ..............................     1,008,760
    1,000,000      C1 Term Loan Facility,
                   8.24%, 12/01/14 ..............................     1,013,760
                                                                    -----------
                                                                     53,551,551
                                                                    -----------


                             See accompanying Notes to Financial Statements. | 7

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

FOREST PRODUCTS - PAPER - 0.4%
    2,737,463   Appleton Papers, Inc.
                   Term Loan, 7.62%, 06/11/10 ...................     2,754,572
    3,325,612   Graphic Packaging International, Inc.
                   Tranche C Term Loan,
                   7.86%, 08/09/10 ..............................     3,372,370
    1,500,000   NewPage Corp.
                   New Term Loan, 7.63%, 02/01/12 ...............     1,518,750
    2,364,671   Verso Paper Holdings LLC
                   Term B Loan, 7.13%, 07/28/13 (d) .............     2,375,028
                                                                    -----------
                                                                     10,020,720
                                                                    -----------

GAMING/LEISURE - GAMING - 1.7%
    3,956,125   CCM Merger, Inc./MotorCity Casino
                   Term Loan B, 7.36%, 04/25/12 (b) .............     3,984,966
    5,000,000   Copa Casino of Mississippi, LLC
                   Term Loan, 10.44%, 06/14/12 ..................     5,050,000
    1,881,226   DHM Holdings Co., Inc.
                   Multi Draw Term Loan,
                   7.12%, 03/03/08 (c) ..........................     1,876,523
    5,829,736   Drake Hotel Acquisition
                   B Note 1, 8.22%, 04/01/07 (c) ................     5,829,736
    8,000,000   Lakes Gaming and Resorts, LLC
                   Term Loan, 11.62%, 06/21/10 ..................     8,100,000
    1,488,750   London Arena & Waterfront
                   Finance LLC
                   Tranche A Term Loan,
                   8.85%, 03/08/12 ..............................     1,502,714
    4,975,000   Penn National Gaming, Inc.
                   Term Loan B, 7.11%, 10/03/12 .................     5,022,810
    1,500,000   Pinnacle Entertainment, Inc.
                   Term Loan B, 7.32%, 12/15/11 .................     1,513,590
    1,000,000   Town Sports International, LLC
                   Term Loan, 02/27/14 (b) ......................     1,006,250
    8,000,000   VML U S Finance LLC
                   Term B Funded Project Loan,
                   8.12%, 05/25/13 (b) ..........................     8,087,200
    2,000,000   Wynn Las Vegas LLC
                   Term Loan B, 7.23%, 08/15/13 .................     2,013,340
                                                                    -----------
                                                                     43,987,129
                                                                    -----------

GAMING/LEISURE - OTHER LEISURE - 2.2%
    1,926,748   AMF Bowling Worldwide, Inc.
                   Term Loan B, 8.42%, 08/27/09 .................     1,897,847
    2,325,000   BRE/ESA MEZZ 5 LLC
                   Mezzanine D Loan, 8.57%, 07/11/08 ............     2,330,813
   12,675,000   BRE/Homestead MEZZ 4 LLC
                   Mezzanine D Loan, 8.60%, 07/11/08 ............    12,706,688
                Edge Las Vegas Development LLC
    5,000,000      First Lien Term Loan,
                   8.82%, 06/01/07 ..............................     5,037,500
   11,000,000      Second Lien Term Loan,
                   14.32%, 06/01/07 .............................    11,055,000
                Fontainebleu Florida Hotel LLC
    3,000,000      Tranche A Term Loan,
                   8.10%, 05/11/08 ..............................     3,000,000
    2,000,000      Tranche B Term Loan,
                   8.10%, 05/11/08 ..............................     2,000,000
    1,000,000   Greenwood Racing Inc.
                   Term Loan, 7.60%, 11/28/11 ...................     1,010,000
    6,431,199   Kuilima Resort Co.
                   First Lien Term Loan,
                   8.07%, 09/30/10 ..............................     6,395,056

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
    4,985,000   Regal Cinemas Corp.
                   New Term Loan, 7.11%, 10/27/13 ...............     5,015,409
    4,708,618   Trump Entertainment Resorts, Inc.
                   Term Loan B-1, 7.87%, 05/20/12 (c) ...........     4,755,704
      910,400   Yellowstone Mountain Club, LLC
                   Term Loan, 7.70%, 09/30/10 ...................       910,746
                                                                    -----------
                                                                     56,114,763
                                                                    -----------

HEALTHCARE - ACUTE CARE - 3.8%
    4,089,514   Alliance Imaging, Inc.
                   Tranche C1 Term Loan,
                   7.88%, 12/29/11 ..............................     4,125,297
    3,932,487   Ameripath, Inc.
                   Tranche B Term Loan,
                   7.36%, 10/31/12 (b) ..........................     3,941,690
    1,980,000   Capella Healthcare, Inc.
                   First Lien Term Loan,
                   8.36%, 11/30/12 ..............................     1,999,800
    1,947,613   ComPsych Investments Corp.
                   Term Loan, 8.12%, 04/11/12 ...................     1,962,220
                Cornerstone Healthcare Group
                   Holding, Inc.
      375,017      Revolver, 9.35%, 07/15/11 (c) ................       360,477
    1,024,458      Senior Subordinated Unsecured
                   Notes, 14.00%, 07/15/12 (e) ..................       932,257
    3,903,897      Term Loan, 9.35%, 07/15/11 ...................     3,874,617
                HCA, Inc.
    1,000,000      Tranche A Term Loan,
                   7.86%, 11/17/12 ..............................     1,010,260
   62,000,000      Tranche B Term Loan,
                   7.86%, 11/18/13 ..............................    62,808,480
    1,857,143   Healthcare Partners, LLC
                   New Term Loan, 7.10%, 10/31/13 ...............     1,865,556
                Matria Healthcare, Inc.
    1,633,462      First Lien Tranche B Term Loan,
                   7.36%, 01/19/12 ..............................     1,645,712
    1,995,000      Tranche B-2 Term Loan,
                   7.36%, 01/09/12 ..............................     2,009,963
                MultiPlan, Inc.
    1,980,124      Term Loan B, 7.84%, 04/12/13 .................     2,004,876
    2,500,000      Term Loan C, 7.84%, 04/12/13 .................     2,521,875
                National Mentor Holdings, Inc.
       56,000      Institutional Letter of Credit Facility,
                   5.33%, 06/29/13 ..............................        56,367
      939,280      Tranche B Term Loan,
                   7.87%, 06/29/13 ..............................       945,442
                Sheridan Healthcare, Inc.
      293,040      Delayed Draw Term Loan,
                   8.37%, 11/09/11 ..............................       295,238
    1,701,960      First Lien Term C Loan,
                   8.36%, 11/09/11 ..............................     1,714,724
                Stiefel Laboratories, Inc.
    1,300,161      Delayed Draw Term Loan,
                   8.29%, 12/28/13 ..............................     1,318,038
    1,699,839      First Lien Term Loan,
                   7.61%, 12/28/13 ..............................     1,720,034
                                                                    -----------
                                                                     97,112,923
                                                                    -----------

HEALTHCARE - ALTERNATE SITE SERVICES - 1.7%
    1,442,482   American HomePatient, Inc.
                   Secured Promissory Note,
                   6.79%, 08/01/09 (e) ..........................     1,442,482


8 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
                CHG Acquisition Corp./CHG
                   Healthcare Services, Inc./CHG
                   Companies Inc./ CHG
                   Medical Staffing, Inc.
    1,600,000      First Lien Term Loan B,
                   8.07%, 12/20/12 ..............................     1,619,008
    1,000,000      Second Lien Term Loan C,
                   11.32%, 12/20/13 .............................     1,017,500
      400,000      Synthetic Letter of Credit,
                   8.07%, 12/20/12 ..............................       404,752
                CRC Health Corp.
    1,995,000      New Term Loan, 7.80%, 02/06/13 ...............     2,016,506
    1,985,025      Term Loan, 7.61%, 02/06/13 ...................     2,007,972
                FHC Health Systems, Inc.
    1,500,000      Third Lien Additional Term Loan,
                   14.37%, 02/09/11 .............................     1,530,000
    5,000,000      Third Lien Term Loan,
                   15.12%, 02/09/11 .............................     5,137,500
                Gambro Holding AB (Sweden)
    1,000,000      Facility B2, 7.82%, 06/05/14 .................     1,010,630
    1,000,000      Facility C2, 8.32%, 06/05/15 .................     1,015,630
    8,000,000   LifeCare Holdings (Rainier
                   Acquisition Corp.)
                   Term Loan, 08/11/12 (b) ......................     7,775,040
    5,661,587   Renal Advantage, Inc.
                   Tranche B Term Loan,
                   7.86%, 10/06/12 ..............................     5,725,280
                Rural/Metro Operating Co. LLC
      720,588      Letter of Credit Term Loan,
                   5.17%, 03/04/11 ..............................       726,439
    2,058,824      Term 1 Loan, 7.76%, 03/04/11 .................     2,075,541
    7,325,000   Select Medical Corp.
                   Tranche B Term Loan,
                   7.11%, 02/24/12 ..............................     7,300,681
    1,970,000   Skilled Healthcare LLC
                   First Lien Term Loan,
                   7.57%, 06/15/12 ..............................     1,987,238
                                                                    -----------
                                                                     42,792,199
                                                                    -----------

HEALTHCARE - MEDICAL PRODUCTS - 6.8%
    6,614,281   American Medical Systems, Inc.
                   Term Loan, 7.68%, 07/20/12 ...................     6,672,156
    1,725,000   Bradley Pharmaceuticals, Inc.
                   Term Loan, 9.32%, 11/14/10 ...................     1,733,625
                CCS Medical, Inc.
   24,677,375      First Lien Term Loan,
                   8.62%, 09/30/12 (b) ..........................    24,433,316
    4,750,000      Second Lien Term Loan,
                   13.37%, 03/30/13 .............................     4,643,125
    1,950,000   CompBenefits Corp.
                   Tranche B Term Loan,
                   8.36%, 04/12/12 ..............................     1,967,063
    2,992,500   Encore Medical IHC, Inc.
                   Term Loan, 7.88%, 10/04/10 ...................     3,005,607
                Fenwal, Inc.
      428,571      First Lien Delayed Draw Term Loan,
                   02/28/14 (b) .................................       431,786
    4,571,429      Initial First Lien Term Loan,
                   02/28/14 (b) .................................     4,605,714
                Golden Gate National Senior Care LLC
    4,962,500      First Lien Term Loan,
                   8.11%, 03/14/11 ..............................     5,018,328
    1,000,000      Second Lien Term Loan,
                   13.11%, 09/14/11 .............................     1,017,500

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
                Graceway Pharmaceuticals, LLC
    5,000,000      First Lien Term Loan B,
                   7.84%, 12/11/11 ..............................     5,045,300
    3,000,000      Second Lien Term Loan,
                   11.34%, 12/29/12 .............................     3,039,360
    4,726,280   Hanger Orthopedic Group, Inc.
                   Tranche B Term Loan,
                   7.87%, 05/26/13 ..............................     4,764,657
    5,000,000   Health Management Associates, Inc.
                   Term Loan B, 02/14/14 (b) ....................     5,046,500
   20,451,250   HealthSouth Corp.
                   Term Loan B, 8.62%, 03/10/13 .................    20,665,988
                MMM Holding, Inc./NAMM Holdings,
                   Inc./PHMC (Puerto Rico)
    2,927,639      MMM Original Term Loan,
                   7.61%, 08/22/11 ..............................     2,850,789
       66,646      NAMM New Term Loan,
                   7.61%, 08/22/11 ..............................        64,897
      688,856      NAMM Original Term Loan,
                   7.61%, 08/22/11 ..............................       670,774
      382,283      NAMM PHMC Acquistion Term Loan,
                   7.61%, 08/22/11 ..............................       372,248
    2,399,267      PHMC Acquisition Term Loan,
                     7.61%, 08/22/11 ............................     2,336,286
    8,478,750   National Renal Institutes, Inc.
                   Term Facility, 7.59%, 03/31/13 ...............     8,510,545
                Nyco Holdings 3 ApS (Denmark)
   12,500,000      Facility B2, 12/29/14 (b) ....................    12,531,250
   12,500,000      Facility C2, 12/29/15 (b) ....................    12,593,750
    4,000,000   Pharmaceutical Holdings Corp.
                   Term Loan, 8.57%, 01/30/12 ...................     4,010,000
    2,352,456   Reliant Pharmaceuticals, Inc.
                   First Lien Term Loan,
                   14.82%, 06/30/08 .............................     2,375,980
                Talecris Biotherapeutics Holdings Corp.
   16,500,000      First Lien Term Loan,
                   10.50%, 12/06/14 .............................    16,665,000
    7,500,000      Second Lien Term Loan,
                   13.50%, 12/08/14 .............................     7,706,250
                Warner Chilcott Co., Inc. (Puerto Rico)
      369,227      Dovobet Delayed Draw Term Loan,
                   7.61%, 01/18/12 ..............................       370,690
      763,001      Dovonex Delayed Draw Term Loan,
                   7.87%, 01/18/12 ..............................       768,373
    6,764,947      Tranche B Acquisition Date
                   Term Loan, 7.62%, 01/18/12 ...................     6,810,746
    1,908,028   Warner Chilcott Corp.
                   Tranche C Acquisition Date
                   Term Loan, 7.61%, 01/18/12 ...................     1,920,545
                                                                    -----------
                                                                    172,648,148
                                                                    -----------

HOUSING - BUILDING MATERIALS - 1.9%
                American Buildings Co.
    1,544,641      Term Loan A, 8.87%, 12/31/08 .................     1,424,407
    1,298,494      Term Loan B, 10.00%, 12/31/08 ................     1,220,585
                Atrium Cos., Inc.
    9,915,601      Closing Date Term Facility,
                   8.10%, 05/31/12 ..............................     9,983,821
      890,343      Term Loan B, 06/09/12 (b) ....................       896,469
      990,556   Contech Construction Products
                   New Term Loan, 7.33%, 01/31/13 ...............       999,223
    2,880,825   Custom Building Products, Inc.
                   First Lien Term Loan,
                   7.61%, 10/20/11 (b) ..........................     2,892,233
    2,500,000   Jacuzzi Brands Corp.
                   First Lien Term Loan B, 02/07/14 (b) .........     2,518,750


                             See accompanying Notes to Financial Statements. | 9

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
    4,500,000   Nortek, Inc.
                   Term Loan, 08/27/11 (b) ......................     4,531,860
    1,588,840   PGT Industries, Inc.
                   First Lien Tranche A-2 Term Loan,
                   8.36%, 02/14/12 ..............................     1,601,741
    3,438,203   Pivotal Group Promontory
                   First Lien Term Loan,
                   8.07%, 08/31/10 ..............................     3,436,071
                Ply Gem Industries, Inc.
      497,029      Canadian Term Loan,
                   8.32%, 08/15/11 ..............................       504,276
    7,455,433      U.S. Term Loan, 8.32%, 08/15/11 ..............     7,564,134
    2,992,500   Roofing Supply Group LLC
                   First Lien Term Loan,
                   8.61%, 08/31/13 ..............................     2,970,056
    1,000,000   Standard Pacific Corp.
                   Term Loan B, 6.86%, 05/05/13 .................     1,000,620
    4,067,060   Stile Acquisition Corp. (Canada)
                   Canadian Term Loan,
                   7.36%, 04/06/13 ..............................     4,060,715
    3,389,227   Stile U.S. Acquisition Corp.
                   U.S. Term Loan, 7.36%, 04/06/13 ..............     3,389,566
                                                                    -----------
                                                                     48,994,527
                                                                    -----------

HOUSING - REAL ESTATE DEVELOPMENT - 4.6%
    2,500,000   BioMed Realty LP
                   Senior Secured Term Loan,
                   7.57%, 05/31/10 ..............................     2,501,550
                Edge Star Partners LLC
   10,000,000      First Lien Term Loan,
                   9.36%, 05/21/07 ..............................    10,000,000
    6,000,000      Second Lien Term Loan,
                   15.36%, 05/21/07 .............................     5,940,000
    4,000,000   EH/Transeastern, LLC/TE TOUSA
                   Term Loan, 8.16%, 08/01/08 (d) (f) ...........     4,060,000
                Ginn LA Conduit Lender, Inc.
    2,514,016      First Lien Tranche A Credit-Linked
                   Deposit, 7.72%, 06/08/11 .....................     2,481,032
    5,457,700      First Lien Tranche B Term Loan,
                   7.72%, 06/08/11 ..............................     5,379,273
    2,143,382   Giraffe Intermediate, LLC
                   Mezzanine Note A-1,
                   7.08%, 08/09/07 ..............................     2,143,382
   13,438,539   Lake at Las Vegas Joint Venture
                   First Lien Term Loan,
                   10.12%, 11/01/09 .............................    13,455,337
    4,954,975   LBREP/L-Suncal Master I LLC
                   First Lien, 8.61%, 01/18/10 ..................     4,979,750
   12,000,000   LNR Property Corp.
                   Initial Tranche B Term Loan,
                   8.12%, 07/12/11 (b) ..........................    12,100,560
                Morningside Assisted Living
    1,995,167      Mezzanine Loan,
                   12.63%, 10/12/08 .............................     2,000,155
    1,496,375      Senior Mortgage Loan,
                   8.38%, 10/12/08 ..............................     1,500,116
      606,618   MPO Intermediate LLC
                   Mezzanine Note A-1,
                   7.08%, 08/09/07 ..............................       606,618
    2,429,655   November 2005 Land Investors, LLC
                   First Lien Term Loan,
                   8.11%, 05/09/11 ..............................     2,444,840

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
                Pro-Build Holdings, Inc.
      460,000      Delayed Draw Term Loan,
                   06/29/13 (b) .................................       460,575
      540,000      Initial Term Loan, 06/29/13 (b) ..............       540,675
    7,500,000   Rubicon GSA II LLC (Australia)
                   Term Loan, 8.07%, 08/30/08 ...................     7,500,000
                Tamarack Resort LLC
    3,196,689      Tranche A Credit-Linked Deposit,
                   5.89%, 05/19/11 ..............................     3,204,680
    4,759,070      Tranche B Term Loan,
                   8.61%, 05/19/11 ..............................     4,770,968
    5,500,000   TE/TOUSA Mezzanine LLC
                   Senior Mezzanine Loan,
                   10.25%, 08/01/09 (f) .........................     3,052,500
   16,689,351   Westgate Investments, LLC
                   Senior Secured Loan,
                   13.00%, 09/25/10 (e) .........................    16,689,351
    4,000,000   Weststate Land Partners LLC
                   First Lien Term Loan,
                   8.57%, 05/01/07 ..............................     4,030,000
                Woodlands Commercial Properties
                   Co., LP
    5,000,000      Bridge Loan, 8.12%, 02/28/08 .................     5,006,250
      400,000      Secured Term Loan,
                   7.32%, 08/29/09 ..............................       400,500
    1,600,000   Woodlands Land Development Co., LP
                   Secured Term Loan,
                   7.32%, 08/29/09 ..............................     1,602,000
                                                                    -----------
                                                                    116,850,112
                                                                    -----------

INFORMATION TECHNOLOGY - 5.5%
   14,297,409   Advanced Micro Devices, Inc.
                   Term Loan, 7.57%, 12/31/13 (b) ...............    14,444,387
    9,794,485   Applied Systems, Inc.
                   Term Loan, 8.17%, 09/26/13 ...................     9,861,871
                Aspect Software, Inc.
    1,000,000      Second Lien Term Loan,
                   12.56%, 07/11/12 .............................     1,005,000
    1,122,188      Tranche A-1 Term Loan,
                   8.38%, 07/11/11 ..............................     1,129,672
    1,925,000   Billing Services Group North
                   America, Inc.
                   U.S. Term Loan, 8.13%, 05/05/12 ..............     1,927,406
    1,985,025   Corel Corp. (Canada)
                   First Lien Term Loan,
                   9.32%, 02/16/10 ..............................     1,985,025
                Data Transmissions Network Corp.
      992,500      First Lien Tranche B Term Loan,
                   8.36%, 03/10/13 ..............................       997,463
    6,000,000      Second Lien Term Loan,
                   13.39%, 09/10/13 .............................     6,030,000
      992,470   Deltek Systems, Inc.
                   Term Loan, 7.61%, 04/22/11 ...................       997,432
   20,000,000   Freescale Semiconductor, Inc.
                   Term Loan, 7.37%, 12/02/13 ...................    20,181,200
                GXS Corp.
    2,000,000      First Lien Term Loan,
                   10.35%, 07/29/11 .............................     2,030,000
    2,000,000      Second Lien Term Loan,
                   14.61%, 12/20/11 .............................     2,030,000
                Infor Enterprise Solutions Holdings, Inc.
    3,420,000      Delayed Draw Term Loan,
                   9.12%, 07/28/12 ..............................     3,454,200
    6,555,000      Initial U.S. Term Facility,
                   9.12%, 07/28/12 ..............................     6,617,797


10 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                               ------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
                Infor Enterprise Solutions Holdings, Inc.(continued)
    5,000,000      Stage One U.S. Bridge Facility,
                   11.50%, 07/29/13 (d) ........................      5,000,000
                Intergraph Corp.
    7,000,000      First Lien Term Loan,
                   7.87%, 05/29/14 .............................      7,085,330
    2,000,000      Second Lien Term Loan,
                   11.37%, 11/29/14 ............................      2,061,260
   12,000,000   NameMedia, Inc.
                   Term Loan, 11.33%, 09/07/08 .................     12,060,000
    1,000,000   Nuance Communications, Inc.
                   Term Loan, 03/31/13 (b) .....................      1,003,120
    1,999,716   ON Semiconductor Corp.
                   Term Loan H, 7.61%, 12/15/11 ................      2,013,034
    3,500,000   Open Solutions, Inc.
                   Term Loan, 7.49%, 01/23/14 (b) ..............      3,537,205
    2,992,500   Open Text Corp. (Canada)
                   Term Loan, 7.85%, 10/02/13 ..................      3,014,944
    4,750,000   PGS Solutions, Inc.
                   Term Loan, 7.61%, 02/14/13 ..................      4,818,305
                SCS Holdings II Inc.
                   (Sirius Computer Solutions)
    3,938,462      First Lien Term Loan,
                   8.10%, 11/30/12 .............................      3,958,154
    2,000,000      Second Lien Term Loan,
                   11.35%, 05/30/13 ............................      2,020,000
    2,444,444   Secure Computing Corp.
                   Term Loan, 8.61%, 08/31/13 ..................      2,473,484
    4,152,500   Serena Software, Inc.
                   Term Loan, 7.61%, 03/11/13 (b) ..............      4,201,832
    2,000,000   Sitel, LLC
                   U.S. Term Loan, 7.84%, 01/30/14 .............      2,017,520
    7,000,000   Spansion LLC
                   Term Loan B, 8.36%, 11/01/12 ................      7,085,330
    2,000,000   Transfirst Holdings, Inc.
                   Second Lien Term Loan,
                   11.62%, 08/15/13 ............................      2,015,000
                X-Rite, Inc.
      995,000      First Lien Initial Term Loan,
                   7.64%, 06/30/12 .............................        997,488
    1,000,000      Second Lien Term Loan,
                   10.39%, 06/30/13 ............................      1,005,000
                                                                  -------------
                                                                    139,058,459
                                                                  -------------

MANUFACTURING - 2.3%
    1,995,000   Acument Global Technologies, Inc.
                   (TFS Acquisition Corp.)
                   Term Loan, 8.92%, 08/11/13 ..................      2,009,963
    1,355,991   AIRXCEL, Inc.
                   First Lien Term Loan,
                   8.38%, 08/31/12 .............................      1,362,771
    1,333,333   CI Acquisition, Inc.
                   Term Loan B, 7.43%, 10/17/12 ................      1,346,667
    1,493,947   Coinmach Corp.
                   Tranche B-1 Term Loan,
                   7.88%, 12/16/12 .............................      1,508,573
    1,500,000   Dundee Holdco Ltd. (United Kingdom)
                   U.S. Term Loan B1,
                   8.07%, 02/17/14 .............................      1,508,430
                Elster Group GmbH (Nachtwache
                   Acquisition GmbH) (Germany)
      868,082      USD Term Loan B1,
                   7.86%, 08/01/13 .............................        876,763
      868,082      USD Term Loan C1,
                   8.36%, 08/01/14 .............................        881,103

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

MANUFACTURING (CONTINUED)
      828,947   Euramax International Holdings B.V.
                   (Netherlands)
                   Second Lien European Term Loan,
                   12.36%, 06/29/13 ............................        822,730
                Euramax International, Inc.
    3,112,360      First Lien Domestic Term Loan,
                   8.13%, 06/28/12 .............................      3,136,481
    1,671,053      Second Lien Domestic Term Loan,
                   12.36%, 06/29/13 ............................      1,691,941
                FR Brand Acquisition Corp.
    1,500,000      First Lien Term Loan B,
                   7.63%, 02/07/14 .............................      1,514,685
    1,000,000      Second Lien Term Loan,
                   11.38%, 02/07/15 ............................      1,015,000
    4,000,000   Generac Acquisition Corp.
                   Second Lien Term Loan,
                   11.36%, 05/12/14 (b) ........................      4,010,000
    4,975,000   Global Petroleum, Inc. (SPI
                   Petroleum)
                   Term Loan, 9.85%, 07/26/13 ..................      4,999,875
      410,364   Longyear Canada, ULC (Boart Longyear)
                   First Lien Canadian Borrower
                   Term Loan, 8.61%, 10/08/12 ..................        414,599
                Longyear Global Holdings, Inc.
                   (Boart Longyear)
      441,930      First DrillCorp Delayed Draw
                   Term Loan, 8.61%, 10/08/12 ..................        446,491
    4,135,206      First Lien U.S. Term Loan,
                   8.61%, 10/08/12 .............................      4,184,332
    6,000,000      Second Lien Term Loan,
                   12.36%, 10/06/13 ............................      6,105,000
                Matinvest 2 SAS (Deutsche Connector)
    2,250,000      B-2 Facility, 7.90%, 06/22/14 ...............      2,273,895
    2,250,000      C-2 Facility, 8.08%, 06/22/15 ...............      2,285,145
    5,952,749   Mueller Group LLC
                   Term Loan, 7.36%, 10/03/12 ..................      6,010,014
    3,538,495   Polypore, Inc.
                   U.S. Term Loan, 8.32%, 11/12/11 .............      3,547,341
    2,916,667   Quantum Corp.
                   First Lien Term Loan,
                   9.44%, 08/22/12 .............................      2,934,896
    3,000,000   Ray Acquisition SCA (Rexel) (France)
                   Term Loan B-3A US,
                   7.61%, 08/02/14 .............................      3,010,290
                                                                  -------------
                                                                     57,896,985
                                                                  -------------

METALS/MINERALS - OTHER METALS/MINERALS - 1.1%
    1,237,500   Alpha Natural Resources LLC
                   Tranche B Term Loan,
                   7.11%, 10/26/12 .............................      1,243,292
    1,496,250   CST Industries, Inc.
                   Term Loan, 8.55%, 08/09/13 ..................      1,495,322
    3,000,000   JW Aluminum Co.
                   Second Lien Term Loan,
                   11.61%, 12/15/13 ............................      3,007,500
    5,000,000   Kaiser Aluminum & Fabricated
                   Products, LLC
                   Term Loan, 9.61%, 07/06/11 ..................      5,025,000
    9,110,342   Murray Energy Corp.
                   Tranche B Term Loan,
                   8.37%, 01/28/10 .............................      9,224,222
    1,180,000   Neo Material Technologies, Inc.
                   Term Loan, 9.00%, 08/31/09 ..................      1,180,000
      767,143   Oglebay Norton Co.
                   Tranche B Term Loan,
                   7.86%, 07/31/12 .............................        774,814


                            See accompanying Notes to Financial Statements. | 11

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

METALS/MINERALS - OTHER METALS/MINERALS (CONTINUED)
    1,989,950   PinnOak Resources, LLC
                   Term Loan, 8.61%, 11/23/12 ..................      1,952,638
    2,977,500   Universal Buildings Products, Inc.
                   Term Loan, 8.86%, 04/28/12 ..................      2,962,613
                                                                  -------------
                                                                     26,865,401
                                                                  -------------

METALS/MINERALS - STEEL - 0.0%
      829,167   Standard Steel, LLC
                   Initial Term Loan, 7.87%, 06/30/12 ..........        836,422
                                                                  -------------

RETAIL - 9.0%
                Blockbuster Entertainment Corp.
    1,851,836      Tranche A Term Loan,
                   8.63%, 08/20/09 .............................      1,859,447
   36,969,023      Tranche B Term Loan,
                   8.97%, 08/20/11 .............................     37,505,073
   32,935,942   Burlington Coat Factory Warehouse Corp.
                   Term Loan, 7.61%, 05/28/13 (b) ..............     32,982,382
    2,940,281   Dollarama Group LP (Canada)
                   Term Loan B, 7.36%, 11/18/11 ................      2,966,009
    4,219,037   Eddie Bauer, Inc.
                   Term Loan, 9.60%, 06/21/11 ..................      4,238,824
    1,000,000   Harbor Freight Tools USA
                   Tranche C Term Loan,
                   7.61%, 02/12/13 .............................      1,008,120
   32,352,762   Home Interiors & Gifts, Inc.
                   Initial Term Loan,
                   10.39%, 03/31/11 ............................     23,941,044
      891,434   MAPCO Express, Inc./MAPCO
                   Family Centers, Inc.
                   Term Loan, 8.10%, 04/28/11 ..................        899,234
    1,000,000   Mattress Holding Corp.
                   Term Loan, 7.62%, 01/18/14 ..................      1,012,500
    8,883,594   Michaels Stores, Inc.
                   Term Loan, 8.13%, 10/31/13 (b) ..............      8,981,491
                Movie Gallery, Inc.
    4,628,638      Term Loan A, 10.37%, 04/27/11 ...............      4,604,569
   86,046,980      Term Loan B, 10.62%, 04/27/11 (b) ...........     85,778,514
    9,310,970   Neiman Marcus Group, Inc. (The)
                   Term Loan, 7.60%, 04/06/13 ..................      9,431,268
    2,000,000   PetCo Animal Supplies, Inc.
                   Term Loan, 8.10%, 10/28/13 ..................      2,026,240
    5,490,000   Sally Holdings, LLC
                   Term Loan B, 7.86%, 11/18/13 ................      5,554,782
    1,492,500   Sports Authority, Inc., The
                   Term Loan B, 7.61%, 05/03/13 ................      1,499,500
    4,000,000   Toys "R" Us
                   Tranche B Term Loan,
                   9.61%, 07/19/12 .............................      4,125,320
                                                                  -------------
                                                                    228,414,317
                                                                  -------------

SERVICE - ENVIRONMENTAL SERVICES - 0.5%
    1,483,861   Duratek, Inc.
                   Term Loan B, 7.63%, 06/07/13 ................      1,503,804
                EnergySolutions, LLC
      157,233      Synthetic Letter of Credit,
                   7.57%, 06/07/13 .............................        159,346
    3,303,355      Term Loan, 7.63%, 09/30/11 ..................      3,347,752
                Safety-Kleen Systems, Inc.
    1,322,034      Synthetic Letter of Credit,
                   7.88%, 08/02/13 .............................      1,325,339
    4,666,271      Term Loan B, 7.88%, 08/02/13 ................      4,677,937

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

SERVICE - ENVIRONMENTAL SERVICES (CONTINUED)
                Valleycrest Holding Co. (VCC Holdco)
    1,995,000      First Lien Term Loan,
                   7.87%, 10/04/13 .............................      2,016,187
      500,000      Second Lien Term Loan,
                   10.82%, 04/04/14 ............................        504,220
                                                                  -------------
                                                                     13,534,585
                                                                  -------------

SERVICE - OTHER SERVICES - 2.1%
    2,000,000   Cydcor, Inc.
                   First Lien Tranche B Term Loan,
                   8.57%, 02/05/13 .............................      1,990,000
                Education Management LLC
   10,000,000      Term Loan C, 7.38%, 06/01/13 ................     10,100,050
    9,950,000      Tranche B Term Loan,
                   7.88%, 06/01/13 .............................     10,049,500
      820,312   Headwaters, Inc.
                   First Lien Term Loan B-1,
                   7.32%, 04/30/11 .............................        824,923
                Koosharem Corp.
    2,925,000      First Lien Term Loan,
                   9.87%, 06/30/12 .............................      2,925,000
    1,000,000      Second Lien Term Loan,
                   15.75%, 06/30/13 ............................        990,000
    8,000,000   NES Rentals Holdings, Inc.
                   Second Lien Permanent Term Loan,
                   12.13%, 07/20/10 ............................      8,120,000
   11,250,000   Rental Service Corp.
                   Second Lien Initial Term Loan,
                   8.86%, 12/02/13 .............................     11,486,700
                United Rentals, Inc.
    2,507,507      Initial Term Loan,
                   7.32%, 02/14/11 .............................      2,540,030
    3,229,596      Tranche B Credit-Linked Deposit,
                   5.32%, 02/14/11 .............................      3,274,003
                                                                  -------------
                                                                     52,300,206
                                                                  -------------

TELECOMMUNICATIONS - 2.8%
    2,000,000   American Messaging Services, Inc.
                   Senior Secured Note,
                   11.62%, 09/03/08 ............................      2,015,000
    2,000,000   Cellnet Group, Inc.
                   Second Lien Term Loan,
                   10/12/11 (b) ................................      2,040,000
                Global Tel Link Corp.
       65,217      Synthetic Deposit,
                   8.82%, 02/13/08 .............................         66,114
      782,609      Term Facility, 8.82%, 02/13/08 ..............        793,370
    9,975,000   Intelsat Corp.
                   Tranche B-2 Term Loan,
                   7.86%, 01/03/14 .............................     10,087,219
    9,000,000   Level 3 Financing, Inc.
                   Term Loan, 8.37%, 12/01/11 ..................      9,080,640
    1,496,250   Maritime Telecommunications
                   Network, Inc.
                   First Lien Term Loan,
                   8.12%, 05/11/12 .............................      1,494,380
    4,000,000   PaeTec Communications, Inc.
                   First Lien Initial Term Loan,
                   9.88%, 02/05/13 .............................      4,063,760
    4,537,900   RCN Corp.
                   Initial Term Loan, 7.19%, 05/30/13 ..........      4,543,572
    3,000,000   Revolution Studios
                   Tranche B Term Loan,
                   9.07%, 12/21/14 .............................      3,022,500


12 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
                Sorenson Communications, Inc.
    5,500,000      Second Lien Term Loan,
                   12.37%, 02/16/14 ............................      5,603,125
    8,445,374      Tranche B Term Loan,
                   8.38%, 08/16/13 .............................      8,517,497
    3,712,500   Stratos Global Corp./Stratos
                   Funding LP (Canada)
                   Term B Facility, 8.10%, 02/13/12 ............      3,743,462
    6,498,594   Time Warner Telecom Holdings, Inc.
                   Term Loan B, 7.32%, 01/07/13 (b) ............      6,555,456
    8,514,651   Wind Acquisition Holdings
                   Finance S.A. (Italy)
                   PIK Term Loan USD,
                   12.61%, 12/21/11 (b) ........................      8,785,127
                                                                  -------------
                                                                     70,411,222
                                                                  -------------

TELECOMMUNICATIONS - CLEC - 0.3%
    7,875,000   Consolidated Communications, Inc.
                   Term Loan D, 7.36%, 10/14/11 ................      7,943,906
                                                                  -------------

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
    2,000,000   Pine Tree Holdings/Country Road
                   Communications, Inc.
                   Second Lien Tranche B Term Loan,
                   13.15%, 07/15/13 ............................      2,020,000
                                                                  -------------

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.9%
    6,500,000   FairPoint Communications, Inc.
                   Replacement B Term Loan,
                   7.13%, 02/08/12 .............................      6,535,555
      993,333   Hawaiian Telcom Communications, Inc.
                   Tranche B Term Loan,
                   7.62%, 10/31/12 .............................        998,211
    7,000,000   Qwest Corp.
                   Tranche B Term Loan,
                   6.95%, 06/30/10 (e) .........................      7,150,010
    8,500,000   WestCom Corp.
                   Second Lien Term Loan,
                   12.36%, 06/17/11 ............................      8,569,020
                                                                  -------------
                                                                     23,252,796
                                                                  -------------

TRANSPORTATION - AUTO - 7.2%
    2,103,956   Autocam Corp.
                   Domestic Revolver,
                   9.37%, 06/21/09 (c) .........................      2,082,916
    1,958,333   Avon Automotive
                   U.S. Term Loan, 11.25%, 08/11/11 ............      1,884,896
      380,167   Cooper-Standard Automotive
                   Canada Ltd. (Canada)
                   Tranche B Term Loan,
                   7.88%, 12/23/11 .............................        383,140
                Cooper-Standard Automotive, Inc.
    2,199,827      Term Loan D, 7.88%, 12/23/11 (b) ............      2,218,393
       84,453      Tranche C Term Loan,
                   7.88%, 12/23/11 .............................         85,166
   20,000,000   Dana Corp.
                   DIP Term Loan, 7.82%, 04/13/08 ..............     20,052,200
                Delphi Corp.
    6,000,000      First Lien DIP Term Loan Tranche B,
                   7.63%, 12/31/07 (b) .........................      6,045,000
   36,000,000      Second Lien DIP Term Loan
                   Tranche C, 8.13%, 12/31/07 (b) ..............     36,283,680

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

TRANSPORTATION - AUTO (CONTINUED)
    4,500,000   Environmental Systems Products
                   Holdings, Inc.
                   Second Lien Term Loan,
                   15.35%, 12/12/10 ............................      2,475,000
                Federal-Mogul Corp.
    1,457,560      Supplemental Revolver,
                   9.07%, 07/01/07 (c) .........................      1,459,381
      573,404      Tranche C Term Loan,
                   9.07%, 03/31/07 .............................        571,374
   52,000,000   Ford Motor Co.
                   Term Loan, 8.36%, 12/16/13 (b) ..............     52,662,480
   12,500,000   General Motors Corp.
                   Secured Term Loan,
                   7.70%, 11/29/13 .............................     12,667,500
    2,000,000   Gleason Works (The)
                   Second Lien Term Loan,
                   10.88%, 12/30/13 ............................      2,030,840
    5,500,000   Goodyear Tire & Rubber Co.
                   Third Lien Term Loan,
                   8.89%, 03/01/11 .............................      5,581,125
    3,132,878   Hayes Lemmerz International, Inc.
                   Term Loan B, 8.87%, 06/03/09 ................      3,171,068
                Hertz Corp. (The)
      369,899      Delayed Draw Term Loan,
                   7.35%, 08/15/07 .............................        373,139
      444,444      Letter of Credit, 5.37%, 12/21/12 ...........        448,889
    2,118,990      Tranche B Term Loan,
                   7.20%, 12/21/12 .............................      2,140,689
    4,228,533   Insurance Auto Auctions, Inc.
                   Delayed Draw Term Loan,
                   7.87%, 05/19/12 .............................      4,236,482
                Key Plastics LLC
    4,409,879      Term Loan B, 8.84%, 06/29/10 ................      4,476,027
    4,597,591      Term Loan C, 11.59%, 06/29/11 ...............      4,678,049
    3,988,000   Lear Corp.
                   First Lien Term Loan B,
                   7.86%, 04/25/12 .............................      4,009,934
    2,000,000   Pep Boys, The - Manny, Moe & Jack
                   Term Loan, 10/27/13 (b) .....................      2,023,760
    4,010,181   Tire Rack Holdings, Inc.
                   Tranche B Term Loan,
                   7.12%, 06/24/12 .............................      4,010,181
      537,020   United Components, Inc.
                   Tranche D Term Loan,
                   7.61%, 06/30/10 .............................        540,038
    5,960,000   Vanguard Car Rental USA Holding, Inc.
                   Term Loan, 8.36%, 06/14/13 ..................      6,026,394
                                                                  -------------
                                                                    182,617,741
                                                                  -------------

TRANSPORTATION - LAND - 0.8%
    1,000,000   JHT Holdings, Inc.
                   Term Loan B, 10.00%, 12/21/12 ...............      1,005,000
    3,000,000   OSHKOSH TRUCK CORP.
                   Term Loan B, 7.35%, 12/06/13 ................      3,029,250
    2,560,846   Ozburn-Hessey Holding Co., LLC
                   Term Loan, 8.78%, 08/10/12 ..................      2,567,248
                Quality Distribution, Inc.
    2,427,481      Synthetic Letters of Credit,
                   5.27%, 11/13/09 .............................      2,433,550
    5,591,786      Term Loan, 8.32%, 11/13/09 ..................      5,605,766
      896,267      Term Loan, 8.32%, 11/13/09 (d) ..............        898,508
    4,183,320   SIRVA Worldwide, Inc.
                   Tranche B Term Loan,
                   11.61%, 12/01/10 ............................      4,157,174
                                                                  -------------
                                                                     19,696,496
                                                                  -------------


                            See accompanying Notes to Financial Statements. | 13

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES - 5.6%
    2,000,000   ANP Funding I, LLC
                   Tranche A Term Loan,
                   8.87%, 07/29/10 .............................      2,017,500
                Astoria Generating Co. Acquisitions LLC
      708,929      First Lien Term Loan B,
                   7.37%, 02/23/12 .............................        715,132
    4,500,000      Second Lien Term Loan C,
                   9.12%, 08/23/13 .............................      4,565,745
                Boston Generating LLC
    1,551,724      First Lien Synthetic Letter of Credit
                   Facility, 5.24%, 12/20/13 (b) ...............      1,571,121
      434,483      First Lien Synthetic Revolver,
                   7.62%, 12/20/13 (b) .........................        439,913
    7,013,793      First Lien Term Loan,
                   7.60%, 12/20/13 (b) .........................      7,094,171
    2,000,000      Mezzanine, 12.35%, 12/21/16 .................      2,153,320
    2,000,000      Second Lien Term Loan,
                   9.60%, 06/20/13 .............................      2,061,260
    8,828,628   Calpine Construction Finance Co. LP
                   First Lien Term Loan,
                   11.33%, 08/26/09 ............................      9,225,916
                Calpine Corp.
    3,088,206      First Lien DIP Revolver,
                   7.62%, 12/20/07 .............................      3,106,210
   14,359,818      Second Lien Term Loan,
                   9.90%, 07/16/07 (f) .........................     16,127,799
                Coleto Creek Power, LP
    5,985,000      Second Lien Term Loan,
                   9.37%, 06/28/13 .............................      5,842,856
      318,471      Synthetic Facility, 8.26%, 06/28/13 .........        320,860
    4,658,121      Term Loan, 8.11%, 06/28/13 ..................      4,693,057
                Covanta Energy Corp.
      329,897      Funded Letter of Credit,
                   5.38%, 02/09/14 .............................        331,754
      670,103      Term Loan, 6.88%, 02/09/14 ..................        673,735
    4,000,000   GBGH, LLC (U S Energy)
                   First Lien Term Loan,
                   10.94%, 08/07/13 ............................      4,010,000
    1,500,000   HCP Acquisition, Inc. (Canada)
                   First Lien Term Loan, 02/13/14 (b) ..........      1,537,500
      934,023   Infrastrux Group, Inc.
                   Term Loan, 8.57%, 11/05/12 (c) ..............        942,195
                Longview Power, LLC
    1,125,000      Construction Commitment, 08/31/11 (b) .......      1,125,000
      466,667      Delayed Draw Term Loan, 02/28/14 (b) ........        471,044
      133,333      Synthetic Letter of Credit, 02/28/14 (b) ....        134,584
    2,000,000      Synthetic Revolver, 02/28/13 (b) ............      2,000,000
      400,000      Term Loan B, 02/28/14 (b) ...................        403,752
                LSP General Finance Co. LLC
       57,908      First Lien Delayed Draw Term Loan,
                   7.11%, 05/04/13 .............................         58,318
    1,345,987      First Lien Term Loan B,
                   7.11%, 05/04/13 .............................      1,354,951
                Magnolia Energy LP
       30,043      Additional PCLC Facility, 12/14/11 (b) ......         29,668
    4,504,913      Facility A, 12/14/11 (b) ....................      4,448,602
      465,044      Facility B, 12/14/11 (b) ....................        459,230
    2,994,962   Mirant North America, LLC
                   Term Loan, 7.10%, 01/03/13 (b) ..............      3,009,937

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

UTILITIES (CONTINUED)
                NATG Holdings LLC
        8,316      Credit-Linked Certificate of Deposit,
                   6.08%, 01/23/09 (f) .........................          7,235
      126,579      Term Loan A, 8.75%, 01/23/09 (f) ............         22,468
       92,678      Term Loan B-1, 12.25%, 01/23/10 (f) .........         16,450
        9,144      Term Loan B2, 12.25%, 01/23/10 (f) ..........          8,595
                NE Energy, Inc.
    2,682,927      First Lien Term Loan B,
                   9.75%, 11/01/13 .............................      2,718,985
    1,000,000      Second Lien Term Loan,
                   11.75%, 05/01/14 ............................      1,017,080
      317,073      Synthetic Line of Credit,
                   9.75%, 11/01/13 .............................        321,531
                NRG Energy, Inc.
    6,898,925      Credit-Linked Certificate of Deposit,
                   7.36%, 02/01/13 .............................      6,966,672
   15,059,410      Term Loan, 7.36%, 02/01/13 ..................     15,227,925
    4,227,632   Plum Point Energy Associates, LLC
                   Second Lien Term Loan,
                   10.61%, 09/14/14 ............................      4,333,323
                Reliant Energy, Inc.
    2,857,143      New Term Loan, 7.70%, 12/01/10 ..............      2,889,029
    2,142,857      Pre-Funded Letter of Credit,
                   5.21%, 12/01/10 .............................      2,168,486
    4,487,632   Riverside Energy Center LLC
                   Term Loan, 9.61%, 06/24/11 ..................      4,599,823
                Rocky Mountain Energy Center LLC
      361,073      Credit-Linked Certificate of Deposit,
                   5.39%, 06/24/11 .............................        369,197
    2,857,277      Term Loan, 9.61%, 06/24/11 ..................      2,928,709
                TECO Panda Generating Co. -
                   Gila River Power L.P.
    2,525,943      Tranche A Term Loan,
                   4.00%, 06/01/12 (b) (d) .....................      4,559,328
    2,436,793      Tranche B Term Loan,
                   9.00%, 06/01/20 (b) (d) .....................      4,377,088
                TECO Panda - Union Power Partners, L.P.
    1,485,849      Tranche A Term Loan,
                   4.00%, 06/01/12 (b) (d) .....................      2,681,957
    1,426,415      Tranche B Term Loan,
                   9.00%, 06/01/20 (b) (d) .....................      2,574,679
    4,000,000   TPF Generation Holdings, LLC
                   Second Lien Term Loan,
                   9.62%, 12/15/14 .............................      4,088,320
                                                                  -------------
                                                                    142,802,010
                                                                  -------------

WIRELESS - CELLULAR/PCS - 4.0%
                Centennial Cellular Operating Co.
    3,562,535      New Term Loan, 7.36%, 02/09/11 ..............      3,596,806
    4,111,181      Term Loan, 7.61%, 02/09/11 ..................      4,150,730
   38,307,500   Cricket Communications, Inc.
                   Term B Facility, 8.11%, 06/16/13 ............     38,714,326
   11,678,302   Insight Midwest Holdings, LLC
                   Term Loan B, 7.61%, 04/07/14 (b) ............     11,807,407
   41,922,500   MetroPCS Wireless, Inc.
                   Tranche B Term Loan,
                   7.63%, 11/04/13 (b) .........................     42,384,486
                                                                  -------------
                                                                    100,653,755
                                                                  -------------

WIRELESS - WIRELESS INFRASTRUCTURE - 0.1%
    1,975,000   DPI Holdings, LLC
                   Term Loan, 7.36%, 09/30/10 ..................      1,972,531
                                                                  -------------
                   Total Senior Loan Notes
                     (Cost $2,620,565,377) .....................  2,648,262,836
                                                                  -------------


14 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES (a) - 13.9%

DENMARK - 0.6%
EUR
                Nordic Telephone Co. Holdings APS
    3,750,000      Euro Facility B2, 6.08%, 04/10/14 ..........       5,002,857
    3,750,000      Euro Facility C2, 6.58%, 04/10/15 ..........       5,019,104
    5,000,000   Nyco Holdings 3 ApS
                   Facility D (Second Lien),
                   8.70%, 12/29/16 ............................       6,681,505
                                                                  -------------
                                                                     16,703,466
                                                                  -------------

FRANCE - 2.0%
EUR
    4,052,962   Autocam France, S.a.r.L.
                   Revolver, 6.95%, 06/21/09 ..................       5,300,229
                Ypso Holding SA
    3,163,863      B (Acq) 1 Facility, 6.11%, 06/15/14 ........       4,174,504
      133,622      Capex Term Loan,
                   2.25%, 12/15/12 (c) ........................         175,340
    7,568,709      Eur A (Acq) 1 Facility,
                   5.73%, 06/06/13 ............................       9,947,909
    1,705,145      Eur A (Acq) 2 Facility,
                   5.73%, 06/06/13 ............................       2,237,503
    9,155,675      Eur A (Recap) 1 Facility,
                   5.73%, 06/06/13 ............................      11,995,152
      183,579      Eur A (Recap) 2 Facility,
                   5.73%, 06/06/13 ............................         240,512
    5,162,092      Eur B (Acq) 2 Facility,
                   6.11%, 06/15/14 ............................       6,811,033
    8,198,292      Eur B (Recap) 1 Facility,
                   6.11%, 06/15/14 ............................      10,822,291
                                                                  -------------
                                                                     51,704,473
                                                                  -------------

GERMANY - 1.8%
EUR
   11,500,000   Iesy Hessen/GmbH & Co. KG
                   Euro Senior Secured Term Loan,
                   6.63%, 10/15/11 ............................      15,323,864
    2,500,000   Kabel Baden Wurttemburg
                   GH & CO. KG
                   Second Lien Facility, 12/09/15 (b) .........       3,344,121
                Kabel Baden Wurttemburg
                   GMBH & CO. KG
    1,826,284      Term B Facility, 5.97%, 06/09/14 ...........       2,432,239
    1,826,284      Term C Facility, 6.47%, 06/09/15 ...........       2,439,597
   14,900,000   P7S1 Holding II S.a.r.L. - GMP
                   Facility B, 7.59%, 07/08/11 ................      19,737,486
                Prysmian Cables & Systems, Inc.
      875,000      Euro Term Loan B,
                   7.32%, 08/04/12 ............................       1,161,254
      875,000      Euro Term Loan C2,
                   6.66%, 08/04/12 ............................       1,167,033
                                                                  -------------
                                                                     45,605,594
                                                                  -------------

ITALY - 1.4%
EUR
    4,000,000   H3G S.p.A.
                   Euro Term Loan A1, 12/30/11 (b) ............       5,204,549
                Wind Telecommunicatione S.p.A.
    8,500,000      A1 Term Loan Facility,
                   5.66%, 05/26/12 ............................      11,261,773
    6,750,000      B1 Term Loan Facility,
                   6.30%, 05/28/13 (b) ........................       8,990,252

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

ITALY (CONTINUED)
EUR
                Wind Telecommunicatione S.p.A. (continued)
    6,750,000      C1 Term Loan Facility,
                   6.80%, 05/27/14 (b) ........................       9,008,798
                                                                  -------------
                                                                     34,465,372
                                                                  -------------

NETHERLANDS - 1.4%
EUR
                Amsterdamse Beheer- En
                   Consultingmaatschappij B.V.
    4,388,443      Casema B1 Term Loan,
                   6.17%, 09/12/14 ............................       5,877,266
    2,279,577      Casema B2 Term Loan,
                   6.17%, 09/12/14 ............................       3,054,512
    6,668,019      Casema C Term Loan,
                   6.67%, 09/12/15 ............................       8,961,216
    1,500,000      Casema D Term Loan
                   Second Lien,
                   7.92%, 03/12/16 ............................       2,031,716
    5,150,162      Kabelcom B Term Loan,
                   6.11%, 09/12/14 ............................       6,900,944
    5,150,162      Kabelcom C Term Loan,
                   6.61%, 09/12/15 ............................       6,909,380
    1,000,000      Kabelcom D Term Loan
                   Second Lien,
                   7.86%, 03/12/16 ............................       1,354,477
                                                                  -------------
                                                                     35,089,511
                                                                  -------------

SPAIN - 0.3%
EUR
                Gasmedi 2000 S.A. / Nattai, S.L.U.
    1,666,667      Tranche B Term Loan,
                   6.65%, 08/11/14 ............................       2,207,090
    1,666,667      Tranche C Term Loan,
                   7.15%, 08/11/15 ............................       2,207,090
    1,666,667      Tranche E Second Lien Term Loan,
                   8.90%, 02/11/16 ............................       2,229,106
                                                                  -------------
                                                                      6,643,286
                                                                  -------------

UNITED KINGDOM - 6.4%
GBP
    4,000,000   Airport Development &
                   Investment Ltd. (BAA)
                   Facility B, 9.12%, 04/07/11 ................       7,865,954
      997,487   Ansco UK Finance CO. Ltd.
                   Tranche B Term Loan,
                   8.77%, 03/08/12 ............................       1,959,710
    1,250,000   Aramark Corp.
                   U.K. Term Loan, 01/26/14 (b) ...............       2,480,305
    1,364,688   Champion Home Builders Co.
                   Term Loan, 7.93%, 10/31/12 .................       2,667,756
    1,275,000   Eggborough Power Ltd.
                   Term Loan, 03/31/22 (b) (e) ................       8,745,371
                Forgings International Ltd.
                   (Firth Rixon)
      500,000      Term B1 (GBP), 7.56%, 09/11/14 .............         992,729
      500,000      Term C1 (GBP), 7.81%, 09/11/15 .............         997,629
                Havana Bidco Ltd.
      602,543      Facility B, 7.65%, 08/31/14 ................       1,183,783
    2,176,700      Facility C, 8.15%, 08/31/15 ................       4,297,774
    3,000,000      Facility D (Second Lien),
                   10.15%, 02/29/16 ...........................       6,011,524
    3,523,711      Mezzanine Loan, 9.25%, 08/31/16 ............       7,095,486


                            See accompanying Notes to Financial Statements. | 15

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                         HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES (a)
(CONTINUED)

UNITED KINGDOM (CONTINUED)
GBP
                Highland Acquisitions Ltd.
    1,000,000      Facility B, 8.13%, 01/31/14 ................       1,959,747
    1,000,000      Facility C, 8.63%, 01/31/15 ................       1,959,747
    1,000,000      Mezzanine Facility, 15.42%, 01/31/16 .......       1,959,747
                Lion / Katsu Investments
                   (Wagamama)
    5,000,000      Facility B, 8.01%, 06/30/13 ................       9,945,716
    4,400,000      Facility C, 8.51%, 06/30/14 ................       8,752,230
    3,000,000      Facility E (Second Lien),
                   10.76%, 12/31/14 ...........................       6,004,175
                Mobileserv Ltd. (Phones 4U)
    1,875,000      Facility B, 8.02%, 09/22/14 ................       3,684,594
    1,875,000      Facility C, 8.52%, 09/22/15 ................       3,692,127
                Peacock Group (The)
    2,250,000      Facility B, 7.33%, 10/30/13 ................       4,436,990
    2,250,000      Facility C, 7.83%, 10/30/14 ................       4,436,990
    4,959,184   PlayPower, Inc.
                   Add-On Term Loan,
                   8.17%, 06/30/12 (b) ........................       9,791,636
                Safety-Kleen JPMP SK Holdings Ltd.
    1,817,400      Euro Term Loan C,
                   6.81%, 12/20/14 ............................       2,418,703
    1,350,000      GBP Term Loan B1,
                   7.10%, 12/14/12 ............................       2,625,816
    1,385,295   Sungard U K Holdings Ltd.
                   U.K. Term Loan B, 02/12/14 (b) .............       2,743,659
                Towergate Partnership Ltd.
    1,875,000      Facility A, 7.90%, 10/31/12 ................       3,715,864
    1,875,000      Facility B, 8.40%, 10/31/13 ................       3,734,237
                Trinitybrook PLC
    2,500,000      Term Loan B1, 8.18%, 07/31/13 ..............       4,917,740
    2,500,000      Term Loan C1, 8.68%, 07/31/14 ..............       4,933,369
                United Biscuits Holdco Ltd.
   12,383,459      Facility B1, 8.23%, 12/14/14 ...............      24,658,683
    3,500,000      Second Lien Facility,
                   9.73%, 06/14/16 ............................       7,011,661
    1,750,000   Virgin Media, Inc.
                   GBP Tranche C Term Loan,
                   8.48%, 03/03/13 ............................       3,525,310
                                                                  -------------
                                                                    161,206,762
                                                                  -------------
                   Total Foreign Denominated
                      Senior Loan Notes
                      (Cost $336,269,614) .....................     351,418,464
                                                                  -------------
   SHARES
-------------

COMMON STOCKS (G) - 1.3%

UTILITIES - 1.1%
          980   EBG Holding LLC ...............................         347,737
      780,934   Mirant Corp. ..................................      29,097,590
                                                                  -------------
                                                                     29,445,327
                                                                  -------------

WIRELESS - CELLULAR/PCS - 0.2%
       76,137   Leap Wireless International, Inc. .............       5,144,577
                                                                  -------------
                   Total Common Stocks
                      (Cost $22,257,084) ......................      34,589,904
                                                                  -------------

   SHARES                                                           VALUE ($)
-------------                                                     -------------

PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
       14,382   Superior Telecom, Inc., Series A ..............          14,382
                                                                  -------------
                   Total Preferred Stock
                      (Cost $14,382) ..........................          14,382
                                                                  -------------
   UNITS
-------------

CLAIMS (h) - 0.0%

UTILITIES - 0.0%
   18,500,000   Mirant Corp. ..................................         693,750
                                                                  -------------
                   Total Claims
                      (Cost $2) ...............................         693,750
                                                                  -------------
TOTAL INVESTMENTS - 119.7% ....................................   3,034,979,336
                                                                  -------------
   (cost of $2,979,106,459) (j)

OTHER ASSETS & LIABILITIES, NET - (19.7)% .....................    (500,446,999)
                                                                  -------------
NET ASSETS - 100.0% ...........................................   2,534,532,337
                                                                  =============

----------
Forward foreign currency contracts outstanding as of February 28, 2007 were as follows:

                                PRINCIPAL                             NET
CONTRACTS                        AMOUNT                            UNREALIZED
TO BUY OR                      COVERED BY                         APPRECIATION
 TO SELL        CURRENCY        CONTRACTS       EXPIRATION       (DEPRECIATION)
--------------------------------------------------------------------------------
   Sell            EUR         50,000,000        06/06/07        $      713,681
   Sell            EUR         60,000,000        07/10/07            (1,270,244)
   Sell            EUR         48,000,000        08/01/07            (1,244,917)
   Sell            EUR         28,000,000        08/02/07              (688,749)
   Sell            GBP         25,000,000        06/07/07               356,285
   Sell            GBP         45,000,000        07/10/07            (1,392,772)
                                                                ----------------
                                                                ($    3,526,716)
                                                                ===============

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (e), all senior loans carry a variable rate interest). These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c)   Senior loan notes have additional unfunded loan commitments. See Note 9.
(d)   Loan held on participation. See note 7.
(e)   Fixed rate senior loan.
(f) The issuer is in default of certain debt covenants. Income is not being accrued.
(g)   Non-income producing security.


16 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

(h) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(i)   Cost for U.S. federal income tax purposes is $2,980,168,495.

CLEC  Competitive Local Exchange Carrier
DIP   Debtor in Possession
EUR   Euro Currency
GBP   Great Britain Pound
PIK   Payment In Kind

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Cable - International Cable .....................     4.4%
Food/Tabacco - Beverage & Bottling ..............     2.2%
Telecommunications ..............................     1.8%
Broadcasting ....................................     1.5%
Retail ..........................................     1.3%
Healthcare - Medical Products ...................     0.5%
Manufacturing ...................................     0.5%
Utilities .......................................     0.3%
Financial .......................................     0.3%
Aerospace - Airlines ............................     0.3%
Services - Environmental Services ...............     0.2%
Transportation - Auto ...........................     0.2%
Aerospace - Aerospace/Defense ...................     0.1%
Gaming/Leisure - Gaming .........................     0.1%
Information Technology ..........................     0.1%
Housing - Real Estate Development ...............     0.1%
                                                    -----
Total ...........................................    13.9%
                                                    =====


                            See accompanying Notes to Financial Statements. | 17

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2007 (UNAUDITED)              HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                                                 ($)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $2,979,106,459) ..........................................................   3,034,979,336
   Cash .................................................................................................     116,427,656
   Foreign currency (Cost $3,692,430) ...................................................................       3,679,215
   Receivable for:
      Investments sold ..................................................................................     109,790,953
      Fund shares sold ..................................................................................      20,366,202
      Dividend and interest receivable ..................................................................       5,837,639
   Other assets .........................................................................................          33,232
                                                                                                            -------------
         Total assets ...................................................................................   3,291,114,233
                                                                                                            -------------

LIABILITIES:
   Notes payable (Note 8) ...............................................................................     415,000,000
   Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9) ............          34,552
   Net unrealized appreciation/(depreciation) on forward currency contracts .............................       3,526,716
   Payable for:
      Fund shares redeemed ..............................................................................           4,317
      Distributions .....................................................................................       1,402,153
      Investments purchased .............................................................................     331,974,608
      Investment advisory fee payable (Note 4) ..........................................................       1,371,138
      Administration fee (Note 4) .......................................................................         456,753
      Trustees' fees (Note 4) ...........................................................................              34
      Distribution and service fees (Note 4) ............................................................       1,066,298
      Interest expense (Note 8) .........................................................................       1,652,622
   Accrued expenses and other liabilities ...............................................................          92,705
                                                                                                            -------------
         Total liabilities ..............................................................................     756,581,896
                                                                                                            -------------
NET ASSETS ..............................................................................................   2,534,532,337
                                                                                                            =============

COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................................................   2,480,487,178
   Undistributed net investment income ..................................................................       2,216,775
   Accumulated net realized gain/(loss) on Investments and foreign currency transactions ................      (1,318,598)
   Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign
      currency contracts and translation of assets and liabilities denominated in foreign currency ......      53,146,982
                                                                                                            -------------
NET ASSETS ..............................................................................................   2,534,532,337
                                                                                                            =============

CLASS A
   Net assets ...........................................................................................     993,434,209
   Shares outstanding (unlimited authorization) .........................................................      79,269,677
   Net asset value per share (Net assets/shares outstanding) ............................................           12.53(a)
   Maximum offering price per share (100 / 96.50 of $12.53) .............................................           12.98(b)

CLASS B
   Net assets ...........................................................................................     110,389,266
   Shares outstanding (unlimited authorization) .........................................................       8,808,290
   Net asset value and offering price per share (Net assets/shares outstanding) .........................           12.53(a)

CLASS C
   Net assets ...........................................................................................   1,155,686,042
   Shares outstanding (unlimited authorization) .........................................................      92,206,130
   Net asset value and offering price per share (Net assets/shares outstanding) .........................           12.53(a)

CLASS Z
   Net assets ...........................................................................................     275,022,820
   Shares outstanding (unlimited shares authorized) .....................................................      22,051,230
   Net asset value, offering and redemption price per share (Net assets/shares outstanding) .............           12.47

----------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $100,000 or more, the offering price is reduced.


18 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                        ($)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income ..............................................................................   112,177,413
   Dividends ....................................................................................           683
   Facility and other fees ......................................................................        10,479
                                                                                                    -----------
         Total investment income ................................................................   112,188,575
                                                                                                    -----------

EXPENSES:
   Investment advisory fee (Note 4) .............................................................     4,583,465
   Administration fee (Note 4) ..................................................................     2,565,548
   Accounting service fee .......................................................................       271,015
   Distribution fee: (Note 4)
      Class A ...................................................................................       426,969
      Class B ...................................................................................       254,437
      Class C ...................................................................................     2,917,541
   Service fee: (Note 4)
      Class A ...................................................................................     1,067,422
      Class B ...................................................................................       141,354
      Class C ...................................................................................     1,215,642
   Transfer agent fee ...........................................................................       507,880
   Professional fees ............................................................................       106,395
   Trustees' fees (Note 4) ......................................................................        50,803
   Custody fee ..................................................................................        40,137
   Registration fees ............................................................................       130,665
   Reports to shareholders ......................................................................       355,787
   Other expense ................................................................................       121,290
                                                                                                    -----------
         Net operating expenses .................................................................    14,756,350
   Interest expense (Note 8) ....................................................................    11,431,915
   Facility expense .............................................................................        39,213
                                                                                                    -----------
         Net expenses ...........................................................................    26,227,478
                                                                                                    -----------
         Net investment income ..................................................................    85,961,097
                                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments ......................................................       710,094
   Net realized gain/(loss) on foreign currency transactions ....................................    (1,135,847)
   Net change in unrealized appreciation/(depreciation) on investments ..........................    37,545,496
   Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9) .......       264,384
   Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts ...    (3,526,716)
   Net change in unrealized appreciation/(depreciation) on translation of assets and
      liabilities denominated in foreign currency ...............................................       807,482
                                                                                                    -----------
         Net realized and unrealized gain/(loss) on investments .................................    34,664,893
                                                                                                    -----------
         Net increase in net assets resulting from operations ...................................   120,625,990
                                                                                                    ===========


                            See accompanying Notes to Financial Statements. | 19

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2007     YEAR ENDED
                                                                                   (UNAUDITED)      AUGUST 31, 2006
                                                                                       ($)                ($)
                                                                                -----------------   ---------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income .......................................................          85,961,097        98,262,114
Net realized gain/(loss) on investments and foreign currency transactions ...            (425,753)       19,527,838
Net change in unrealized appreciation on investments, unfunded transactions, forward foreign currency contracts and translation of
      assets and liabilities denominated in foreign currency ................          35,090,646         3,159,526
                                                                                -----------------   ---------------
      Net increase in net assets from operations ............................         120,625,990       120,949,478
                                                                                -----------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
   Class A ..................................................................         (36,222,051)      (39,595,036)
   Class B ..................................................................          (4,617,361)       (8,837,518)
   Class C ..................................................................         (38,799,042)      (40,413,435)
   Class Z ..................................................................         (10,530,387)       (8,134,869)
                                                                                -----------------   ---------------
      Total distributions from net investment income ........................         (90,168,841)      (96,980,858)

From capital gains:
   Class A ..................................................................          (4,805,043)               --
   Class B ..................................................................            (606,560)               --
   Class C ..................................................................          (5,510,036)               --
   Class Z ..................................................................          (1,314,861)               --
                                                                                -----------------   ---------------
      Total distributions from capital gains ................................         (12,236,500)               --
                                                                                -----------------   ---------------
      Total distributions declared to shareholders ..........................        (102,405,341)      (96,980,858)
                                                                                -----------------   ---------------

SHARE TRANSACTIONS
Class A
   Subscriptions ............................................................         329,078,346       509,092,824
   Distributions reinvested .................................................          26,754,021        26,150,996
   Redemptions ..............................................................         (99,923,642)     (166,364,386)
                                                                                -----------------   ---------------
      Net increase ..........................................................         255,908,725       368,879,434
Class B
   Subscriptions ............................................................                 995               789
   Distributions reinvested .................................................           3,270,514         5,382,976
   Redemptions ..............................................................          (9,422,334)      (16,695,298)
                                                                                -----------------   ---------------
      Net decrease ..........................................................          (6,150,825)      (11,311,533)
Class C
   Subscriptions ............................................................         362,504,472       471,122,036
   Distributions reinvested .................................................          30,666,561        27,967,790
   Redemptions ..............................................................         (62,943,534)      (84,176,434)
                                                                                -----------------   ---------------
      Net increase ..........................................................         330,227,499       414,913,392
Class Z
   Subscriptions ............................................................         136,085,189       115,875,101
   Distributions reinvested .................................................           6,440,559         4,884,669
   Redemptions ..............................................................         (30,411,949)      (35,802,179)
                                                                                -----------------   ---------------
      Net increase ..........................................................         112,113,799        84,957,591
                                                                                -----------------   ---------------
      Net increase from share transactions ..................................         692,099,198       857,438,884
                                                                                -----------------   ---------------
      Total increase in net assets ..........................................         710,319,847       881,407,504
                                                                                -----------------   ---------------

NET ASSETS
Beginning of period .........................................................       1,824,212,490       942,804,986
End of period (including undistributed net investment income of $2,216,775
   and $6,424,519, respectively) ............................................       2,534,532,337     1,824,212,490
                                                                                =================   ===============


20 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2007    PERIOD ENDED
                                                                                   (UNAUDITED)      AUGUST 31, 2006
                                                                                       ($)                ($)
                                                                                -----------------   ---------------
CHANGE IN SHARES
Class A
   Subscriptions ............................................................          26,432,869        17,322,296
   Issued for distributions reinvested ......................................           2,148,324           846,869
   Redemptions ..............................................................          (8,014,358)       (6,887,056)
                                                                                -----------------   ---------------
      Net increase ..........................................................          20,566,835        11,282,109
Class B
   Subscriptions ............................................................                  80           855,878
   Issued for distributions reinvested ......................................             262,695           332,132
   Redemptions ..............................................................            (756,396)       (1,285,093)
                                                                                -----------------   ---------------
      Net decrease ..........................................................            (493,621)          (97,083)
Class C
   Subscriptions ............................................................          29,113,888        13,815,400
   Issued for distributions reinvested ......................................           2,462,546           918,787
   Redemptions ..............................................................          (5,051,895)       (5,686,448)
                                                                                -----------------   ---------------
      Net increase ..........................................................          26,524,539         9,047,739
Class Z
   Subscriptions ............................................................          10,940,671         3,359,211
   Issued for distributions reinvested ......................................             517,159           154,587
   Redemptions ..............................................................          (2,437,148)       (1,726,328)
                                                                                -----------------   ---------------
      Net increase ..........................................................           9,020,682         1,787,470


                            See accompanying Notes to Financial Statements. | 21

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                      ($)
--------------------------------------------------------------------------------------------------------------
CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ....................................................................       85,961,097

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO
NET CASH AND FOREIGN CURRENCY USED FOR OPERATING ACTIVITIES
   Purchase of investments securities .......................................................   (1,457,748,543)
   Proceeds from disposition of investment securities .......................................      756,781,965
   Increase in dividends, interest and fees receivable ......................................       16,701,042
   Increase in receivable for investments sold ..............................................      (92,251,740)
   Decrease in other assets .................................................................           45,785
   Net amortization/(accretion) of premium/(discount) .......................................       (1,757,268)
   Increase in payable for investments purchased ............................................       48,309,517
   Increase in payables to related parties ..................................................        1,052,043
   Decrease in mark-to-market on realized and unrealized gain/(loss) on foreign currency ....         (328,365)
   Decrease in other liabilities ............................................................         (452,249)
                                                                                                --------------
         Net cash and foreign currency flow from operating activities .......................     (643,686,716)
                                                                                                --------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Increase in notes payable ................................................................       80,000,000
   Increase in interest payable .............................................................          392,289
   Proceeds from shares sold ................................................................      823,602,006
   Payment of shares redeemed ...............................................................     (202,697,142)
   Distributions paid in cash ...............................................................      (33,879,641)
                                                                                                --------------
         Net cash flow provided by financing activities .....................................      667,417,512
                                                                                                --------------
         Net decrease in cash and foreign currency ..........................................       23,730,796
                                                                                                --------------

CASH AND FOREIGN CURRENCY
   Beginning of the period ..................................................................       96,376,075
                                                                                                --------------
   End of the period ........................................................................      120,106,871
                                                                                                ==============


22 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                    YEAR ENDED AUGUST 31,
                                                          -------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2007
CLASS A SHARES                           (UNAUDITED)        2006        2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    12.43        $   12.19   $   12.08      $   11.22      $   10.48      $   11.74

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.50             0.96        0.67           0.56           0.81           0.83(b)
Net realized and unrealized
   gain/(loss) on investments(a)              0.19             0.22        0.11           0.89           0.74          (1.26)(b)
                                        ----------        ---------   ---------    -----------     ----------       --------
Total from investment operations              0.69             1.18        0.78           1.45           1.55          (0.43)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                   (0.52)           (0.94)      (0.67)         (0.59)         (0.81)         (0.83)
From net realized gains                      (0.07)              --          --             --             --             --
                                        ----------        ---------   ---------    -----------     ----------       --------
Total distributions declared to
   shareholders                              (0.59)           (0.94)      (0.67)         (0.59)         (0.81)         (0.83)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD          $    12.53        $   12.43   $   12.19      $   12.08      $   11.22      $   10.48
Total return(c)                               5.75%(d)        10.08%       6.56%(e)      13.14%         15.55%         (3.88)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                            1.16%            1.12%       1.28%          1.29%(f)       1.38%(f)       1.38%(f)
Interest and facility expenses                1.06%            1.04%       0.72%          0.40%          0.73%          0.99%
Net expenses(g)                               2.22%            2.16%       2.00%          1.69%(f)       2.11%(f)       2.37%(f)
Net investment income                         8.14%            7.78%       5.60%          4.73%(f)       7.67%(f)       7.25%(b)(f)
Waiver/reimbursement                            --             0.04%       0.10%          0.18%          0.36%          0.32%
Portfolio turnover rate                         28%              61%         85%           110%            90%            98%
Net assets, end of period (000's)       $  993,434        $ 729,845   $ 351,557      $ 212,205      $  85,166      $  69,733

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)   Not annualized.
(e) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Net expense ratio has been calculated after applying any waiver/reimbursement.


                            See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                    YEAR ENDED AUGUST 31,
                                                          -------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2007
CLASS B SHARES                           (UNAUDITED)         2006       2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    12.43        $   12.19   $   12.08      $   11.22      $   10.48      $   11.74

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.48             0.92        0.63           0.53           0.78           0.78(b)
Net realized and unrealized
   gain/(loss) on investments(a)              0.19             0.22        0.11           0.88           0.73          (1.25)(b)
                                        ----------        ---------   ---------    -----------     ----------      ---------
Total from investment operations              0.67             1.14        0.74           1.41           1.51          (0.47)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                   (0.50)           (0.90)      (0.63)         (0.55)         (0.77)         (0.79)
From net realized gains                      (0.07)              --          --             --             --             --
                                        ----------        ---------   ---------    -----------     ----------       --------
Total distributions declared to
   shareholders                              (0.57)           (0.90)      (0.63)         (0.55)         (0.77)         (0.79)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD          $    12.53        $   12.43   $   12.19      $   12.08      $   11.22      $   10.48
Total return(c)                               5.57%(d)         9.70%       6.19%(e)      12.75%         15.16%         (4.22)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                            1.51%            1.47%       1.63%          1.64%(f)       1.73%(f)       1.73%(f)
Interest and facility expenses                1.06%            1.04%       0.72%          0.40%          0.73%          0.99%
Net expenses(g)                               2.57%            2.51%       2.35%          2.04%(f)       2.46%(f)       2.72%(f)
Net investment income                         7.79%            7.43%       5.25%          4.50%(f)       7.34%(f)       6.90%(b)(f)
Waiver/reimbursement                            --             0.04%       0.10%          0.18%          0.36%          0.32%
Portfolio turnover rate                         28%              61%         85%           110%            90%            98%
Net assets, end of period (000's)       $  110,389        $ 115,651   $ 124,500      $ 124,589      $  76,379      $  68,157

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return is at net asset value assuming all distributions reinvested and no CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)   Not annualized.
(e) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Net expense ratio has been calculated after applying any waiver/reimbursement.


24 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                    YEAR ENDED AUGUST 31,
                                                          -------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2007
CLASS C SHARES                           (UNAUDITED)         2006        2005           2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     12.43        $   12.19   $   12.08      $   11.22      $   10.48      $   11.74

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.47             0.90        0.61           0.50           0.76           0.76(b)
Net realized and unrealized
   gain/(loss) on investments(a)              0.19             0.22        0.11           0.89           0.74          (1.25)(b)
                                        ----------        ---------   ---------    -----------     ----------       --------
Total from investment operations              0.66             1.12        0.72           1.39           1.50          (0.49)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                   (0.49)           (0.88)      (0.61)         (0.53)         (0.76)         (0.77)
From net realized gains                      (0.07)              --          --             --             --             --
                                        ----------        ---------   ---------    -----------     ----------       --------
Total distributions declared to
   shareholders                              (0.56)           (0.88)      (0.61)         (0.53)         (0.76)         (0.77)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD         $     12.53        $   12.43   $   12.19      $   12.08      $   11.22      $   10.48
Total return(c)                               5.40%(d)         9.62%       6.03%(e)      12.57%         14.99%         (4.36)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                            1.66%            1.62%       1.78%          1.79%(f)        1.88%(f)      1.88%(f)
Interest and facility expenses                1.06%            1.04%       0.72%          0.40%          0.73%          0.99%
Net expenses(g)                               2.72%            2.66%       2.50%          2.19%(f)       2.61%(f)       2.87%(f)
Net investment income                         7.64%            7.28%       5.10%          4.19%(f)       7.14%(f)       6.75%(b)(f)
Waiver/reimbursement                            --             0.04%       0.10%          0.18%          0.36%          0.32%
Portfolio turnover rate                         28%              61%         85%           110%            90%            98%
Net assets, end of period (000's)      $ 1,155,686        $ 816,720   $ 391,455      $ 278,731      $  80,572      $  61,811

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return is at net asset value assuming all distributions reinvested and no CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)   Not annualized.
(e) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Net expense ratio has been calculated after applying any waiver/reimbursement.


                            See accompanying Notes to Financial Statements. | 25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                    YEAR ENDED AUGUST 31,
                                                          -------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      FEBRUARY 28, 2007
CLASS Z SHARES                           (UNAUDITED)        2006        2005           2004           2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    12.43        $   12.19   $   12.08      $   11.22      $   10.48      $   11.74

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.52             1.00        0.71           0.59           0.78           0.86(b)
Net realized and unrealized
   gain/(loss) on investments(a)              0.13             0.22        0.11           0.90           0.81          (1.25)(b)
                                       -----------       ----------   ---------    -----------     ----------       --------
Total from investment operations              0.65             1.22        0.82           1.49           1.59          (0.39)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                   (0.54)           (0.98)      (0.71)         (0.63)         (0.85)         (0.87)
From net realized gains                      (0.07)              --          --             --             --             --
                                        ----------        ---------   ---------    -----------     ----------       --------
Total distributions declared to
   shareholders                              (0.61)           (0.98)      (0.71)         (0.63)         (0.85)         (0.87)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD          $    12.47        $   12.43   $   12.19      $   12.08      $   11.22      $   10.48
Total return(c)                               5.93%(d)        10.47%       6.93%(e)      13.52%         15.95%         (3.53)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                            0.81%            0.77%       0.93%          0.94%(f)       1.03%(f)       1.03%(f)
Interest and facility expenses                1.06%            1.04%       0.72%          0.40%          0.73%          0.99%
Net expenses(g)                               1.87%            1.81%       1.65%          1.34%(f)       1.76%(f)       2.02%(f)
Net investment income                         8.49%            8.13%       5.95%          4.93%(f)       7.21%(f)       7.60%(b)(f)
Waiver/reimbursement                            --             0.04%       0.10%          0.18%          0.36%          0.32%
Portfolio turnover rate                         28%              61%         85%           110%            90%            98%
Net assets, end of period (000's)       $  275,023        $ 161,996   $  75,293      $  53,049      $   5,178      $     140

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return is at net asset value assuming all distributions reinvested. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)   Not annualized.
(e) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Net expense ratio has been calculated after applying any waiver/reimbursement.


26 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

NOTE 1. ORGANIZATION

Highland Floating Rate Advantage Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income consistent with preservation of capital.

FUND SHARES

The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million and greater at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B Shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B Shares will convert to Class A Shares eight years after purchase. Please read the Fund's prospectus for additional details on the Class B CDSC. Class C Shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z Shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z Shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Costs and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.


                                                         Semi-Annual Report | 27

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

FORWARD FOREIGN CURRENCY CONTRACTS

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

ADDITIONAL ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and implementation of FIN 48 for net asset value calculations is required beginning on August 31, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

At this time, Highland is evaluating the implications of FIN 48 and SFAS 157 and their impact on the financial statements have not yet been determined.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.


28 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                          2006           2005
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
Ordinary income*                                       $96,980,858   $43,133,311
--------------------------------------------------------------------------------
Long-term capital gains                                         --            --
--------------------------------------------------------------------------------

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
          Undistributed          Undistributed
            Ordinary               Long-Term         Net Unrealized
             Income              Capital Gains       Appreciation*
--------------------------------------------------------------------------------
          $22,490,899               $193,580           $17,274,021
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

Unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation (depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

-------------------------------------------------------------------------------
Unrealized appreciation                                            $ 57,245,412
Unrealized depreciation                                              (2,434,571)
                                                                   ------------

  Net unrealized appreciation                                      $ 54,810,841
                                                                   ============
-------------------------------------------------------------------------------

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE

Highland Capital Management, L.P. is the investment adviser to the Fund. Effective December 18, 2006, the Fund is accruing a monthly investment advisory fee based on the Fund's average daily managed assets at the following annual rates:

--------------------------------------------------------------------------------
     Average Daily Managed Assets                                Annual Fee Rate
--------------------------------------------------------------------------------
          First $1billion                                             0.65%
--------------------------------------------------------------------------------
          Next  $1billion                                             0.60%
--------------------------------------------------------------------------------
          Over  $2billion                                             0.55%
--------------------------------------------------------------------------------

Prior to December 18, 2006, the Fund was accruing a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
      Average Daily Net Assets                                  Annual Fee Rate
--------------------------------------------------------------------------------
           First $1billion                                           0.45%
--------------------------------------------------------------------------------
           Next  $1billion                                           0.40%
--------------------------------------------------------------------------------
           Over  $2billion                                           0.35%
--------------------------------------------------------------------------------

For the six months ended February 28, 2007, the Fund's effective investment advisory fee rate was 0.42%.

The excess investment advisory fees held in escrow as a result of the differing calculation methodologies (discussed below) that was expensed for the six months ended February 28, 2007 was $1,416,799. The impact of the investment advisory fee for the six months ended February 28, 2007 was as follows:

-------------------------------------------------------------------------------
Calculated Investment Advisory Fee                                 $  6,000,264
Release of Escrow                                                    (1,416,799)
                                                                   ------------
  Net Investment Advisory Fee                                      $  4,583,465
                                                                   ============
-------------------------------------------------------------------------------

Without the impact of the release of the escrowed amounts, the Fund's effective advisory fee for the six months ended February 28, 2007 was 0.55%.

On April 9, 2004, Columbia Management Advisors, Inc. ("Columbia") and Highland entered into an agreement to sell certain of the assets of Columbia's bank loan asset management group to Highland. Upon completion of the sale on April 15, 2004, the advisory agreement between Columbia and the Fund terminated because such sale effected an "assignment" (as defined in the1940 Act), and an interim advisory agreement between Highland and the Fund took effect. At a meeting held on March 29, 2004, the prior board of trustees of the Fund, approved by an unanimous vote of the Trustees present, (i) the interim advisory agreement to take effect on April 15, 2004 and (ii) the agreement that was in effect between the Fund and Highland until December 18, 2006 (the "Former Advisory Agreement"), subject to shareholder approval. On July 30, 2004 the shareholders of the Fund approved the Former Advisory Agreement with Highland and it became effective immediately after such approval. Due to a drafting error, the detailed description of the advisory fee in the proxy statement and the form of the Former Advisory Agreement submitted to shareholders in 2004 and signed by the parties described an advisory fee calculation methodology based on average daily net rather than managed assets that would result in Highland's receiving a lower advisory fee than that believed approved by the prior trustees and actually calculated and paid to Highland since the adoption of the Former Advisory Agreement. The only difference between the two


                                                         Semi-Annual Report | 29

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

methodologies is that the intended advisory fee would have been charged against managed assets rather than net assets. Because the Fund borrows to seek to enhance its returns, Highland's fee computed on the basis of average daily managed assets would be higher than the fee computed on the basis of average daily net assets and thus Highland may have an economic incentive to incur more leverage in order to maximize its compensation.

In view of the time and resources it would take to obtain a judicial ruling regarding retroactive approval of the correction under the 1940 Act, Highland resolved to release the fee differential to the Fund and recommend that the Board approve and submit to shareholders a new advisory agreement that would make certain changes to the way that the advisory fee is calculated. Inasmuch as the proxy disclosure presented to shareholders in 2004 as to the precise rate of the advisory fee to be paid by the Fund was inconsistent with the intention of the prior board, Highland proposed that the current Board approve a correction to the advisory fee calculation methodology to indicate that advisory fees are calculated based on average daily managed assets rather than average daily net assets. Additionally, in light of the excellent performance of the Fund during the period Highland has served as the investment adviser and in view of the fact that the advisory/management fee for the Fund is substantially below the average of the Fund's Lipper peer group, Highland also proposed that the Board approve an increase in the advisory fee. At an in-person Board meeting held on May 19, 2006, the current Board, including the members of the Board who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"), unanimously approved both the continuation of the Former Advisory Agreement and a new advisory agreement between the Fund and Highland that would include the terms that Highland proposed (the "New Advisory Agreement"). The New Advisory Agreement was submitted to and approved by shareholders at a meeting on December 18, 2006.

ADMINISTRATION FEES

Highland provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these services.

SERVICE AND DISTRIBUTION FEES

PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor receives the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2007, the Distributor received $46,197, $71,641 and $136,501 of CDSCs on Class A, Class B and Class C Share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Effective December 8, 2006, Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of investment advisory fees, administration fees, distribution and service fees, brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.15% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees of Highland.

The Fund pays to each of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund each an annual retainer of $25,000 for services provided as Trustees of the Fund.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,457,748,543 and $756,781,965, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund's net asset value ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such


30 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2007, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the November 2006 and February 2007, Repurchase Offers, 4.14% and 4.67%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans"), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly.

As such, the Fund assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2007, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

--------------------------------------------------------------------------------
                                                    Principal
Selling Participant                                   Amount          Value
--------------------------------------------------------------------------------
Bank of America, NA:
   Gila River Power, L.P.
      Tranche A Term Loan                          $   240,566   $     434,222
      Tranche B Term Loan                              232,075         416,865
Union Power Partners, L.P.
      Tranche A Term Loan                              141,509         255,425
      Tranche B Term Loan                              135,849         245,207
Citibank, NA:
   Gila River Power, L.P.
      Tranche A Term Loan                              641,509       1,157,924
      Tranche B Term Loan                              618,868       1,111,642
Union Power Partners, L.P.
      Tranche A Term Loan                              377,358         681,131
      Tranche B Term Loan                              362,264         653,887
Credit Suisse, Cayman Island Branch:
   Gila River Power, L.P.
      Tranche A Term Loan                              641,509       1,157,924
      Tranche B Term Loan                              618,868       1,111,642
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Principal
Selling Participant                                   Amount          Value
--------------------------------------------------------------------------------
Credit Suisse, Cayman Island Branch (continued):
   Union Power Partners, L.P.
      Tranche A Term Loan                          $   377,358   $     681,131
      Tranche B Term Loan                              362,264         653,887
   Verso Paper Holdings
      Term B Loan                                    2,274,452       2,284,414
CSFB:
   Quality Distributions, Inc.
      Term Loan                                        944,444         946,805
JPMorgan Chase:
   EH/Transeastern, LLC/TE TOUSA
      Term Loan                                      2,000,000       2,030,000
   Infor Enterprise Solutions Holdings, Inc.
      Stage One U.S. Bridge Facility                 2,301,093       2,301,093
Lehman Commercial Paper, Inc.:
   Gila River Power, L.P.
      Tranche A Term Loan                              320,755         578,963
      Tranche B Term Loan                              309,434         555,821
   Union Power Partners, L.P.
      Tranche A Term Loan                              188,679         340,566
      Tranche B Term Loan                              181,132         326,943
Merrill Lynch Credit Products:
   Gila River Power, L.P
      Tranche A Term Loan                              681,604       1,230,295
      Tranche B Term Loan                              657,547       1,181,118
   Union Power Partners, L.P.
      Tranche A Term Loan                              400,944         723,704
      Tranche B Term Loan                              384,906         694,755
--------------------------------------------------------------------------------

NOTE 8. LOAN AGREEMENT

Effective October 12, 2006, and amended on February 13, 2007, the Fund entered into a $650,000,000 secured loan agreement with The Bank of Nova Scotia ("Scotia") (the "Loan Agreement").

Prior to October 12, 2006, the Fund had a secured loan agreement with Citicorp North America, Inc. under which the Fund could borrow up to $400,000,000.

At February 28, 2007, the Fund had one term loan outstanding with Scotia, totaling $415,000,000. The interest rate charged on this loan at February 28, 2007 was 5.34%. The average daily loan balance was $402,182,320 at a weighted average interest rate of 5.35%. The Fund was required to maintain certain asset coverage with respect to the loan. Interest expense of $11,431,915 is included on the Statement of Operations.

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Loan Agreement. The Loan Agreement asset coverage is calculated by subtracting the Fund's total liabilities, not including any bank loans and senior securities, from the Fund's total net assets and dividing such amount by the principal amount of the debt out-standing and is as follows:


                                                         Semi-Annual Report | 31

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

--------------------------------------------------------------------------------
                                                                      Asset
                                                                  Coverage per
                                                  Total Amount      $1,000 of
Date                                              Outstanding     Indebtedness
--------------------------------------------------------------------------------
02/28/2007                                       $ 415,000,000   $         7,914
--------------------------------------------------------------------------------
08/30/2006                                         335,000,000             7,292
--------------------------------------------------------------------------------
08/31/2005                                         250,000,000             5,129
--------------------------------------------------------------------------------
08/31/2004                                          95,000,000             8,038
--------------------------------------------------------------------------------
08/31/2003                                          59,500,000             5,156
--------------------------------------------------------------------------------
08/31/2002                                          74,000,000             3,701
--------------------------------------------------------------------------------

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of February 28, 2007, the Fund had unfunded loan commitments of $39,473,259 which could be extended at the option of the Borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                                     Unfunded
                                                                       Loan
Borrower                                                            Commitment
--------------------------------------------------------------------------------
American Buildings Co.                                           $       239,463
--------------------------------------------------------------------------------
Autocam Corp.                                                             38,773
--------------------------------------------------------------------------------
Atrium Co., Inc.                                                         547,059
--------------------------------------------------------------------------------
Buffets Holdings, Inc.                                                   928,375
--------------------------------------------------------------------------------
Cornerstone Healthcare Group Holdings, Inc.                              562,525
--------------------------------------------------------------------------------
Covanta Energy Corp.                                                   1,000,000
--------------------------------------------------------------------------------
Cricket Communications, Inc.                                           6,500,000
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc.                                        2,000,000
--------------------------------------------------------------------------------
DHM Holdings Co., Inc.                                                   118,774
--------------------------------------------------------------------------------
Drake Hotel Acquisition                                                1,170,264
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                                      117,897
--------------------------------------------------------------------------------
Global Tel Link Corp.                                                    652,174
--------------------------------------------------------------------------------
Infrastrux Group, Inc.                                                    63,636
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                                              7,500,000
--------------------------------------------------------------------------------
Lucite International US Finco LLC                                        648,855
--------------------------------------------------------------------------------
MEG Energy Corp.                                                       3,000,000
--------------------------------------------------------------------------------
Millennium Digital Media Systems, LLC                                  4,109,024
--------------------------------------------------------------------------------
NES Rentals Holdings, Inc.                                               666,667
--------------------------------------------------------------------------------
Oglebay Norton Co.                                                       200,000
--------------------------------------------------------------------------------
Sorenson Communications, Inc.                                          2,000,000
--------------------------------------------------------------------------------
Standard Steel, LLC                                                      166,667
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.                                      4,708,618
--------------------------------------------------------------------------------
VML US Finance LLC                                                     2,000,000
--------------------------------------------------------------------------------
Ypxo Holding SA                                                          534,488
--------------------------------------------------------------------------------
                                                                 $    39,473,259
                                                                 ===============
--------------------------------------------------------------------------------

The net discount in unrealized gain (loss) on the unfunded commitments is recorded as a liability on the Statement of Assets and Liabilities. The change in unrealized gain (loss) is recorded on the Statement of Operations.

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

CURRENCY RISK

A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

FOREIGN SECURITIES

Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risks may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund's securities at times, in amounts and at prices it considers reasonable; (iii) the economies of non-U.S. markets may grow at slower rates than expected or may experience a downturn or recession; and (iv) withholdings and other non-U.S. taxes may decrease the Fund's returns.


32 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                          HIGHLAND FLOATING RATE ADVANTAGE FUND

NOTE 11. SHAREHOLDER VOTING RESULTS

On November 17, 2006, at a Special Meeting of the Shareholders of the Fund (the "Meeting"), the Shareholders of Record of the Fund were asked to vote on a new advisory agreement between Highland Capital Management, L.P. and the Fund (the "Proposal"). On September 28, 2006, the Record Date of the Meeting, the Fund had the following shares of beneficial interest outstanding:

--------------------------------------------------------------------------------
Class A                                                               61,324,690
--------------------------------------------------------------------------------
Class B                                                                9,301,911
--------------------------------------------------------------------------------
Class C                                                               69,675,867
--------------------------------------------------------------------------------
Class Z                                                               14,401,072
--------------------------------------------------------------------------------

On November 17, 2006, the date of the Meeting, there was a quorum present, however, there were not enough votes present to approve the Proposal. At the Meeting, the persons named as proxies voted all proxies, except those required to be voted against the Proposal, for an adjournment of the Meeting to permit further solicitation of proxies. A majority of all shares present at the Meeting voted for an adjournment until December 15, 2006. On December 15, 2006, there was again a quorum without sufficient votes to approve the Proposal. A majority of all shares present at the Meeting voted to further adjourn the Meeting until December 18, 2006.

On December 18, 2006, the Proposal was voted on and was approved by the Shareholders of the Fund. The results of the voting on the Proposal on December 18, 2006 were as follows:

--------------------------------------------------------------------------------
For:                                                                  55,760,621
--------------------------------------------------------------------------------
Against:                                                              19,656,905
--------------------------------------------------------------------------------
Abstain:                                                               7,635,376
--------------------------------------------------------------------------------
Broker Non-Votes:                                                              0
--------------------------------------------------------------------------------


                                                         Semi-Annual Report | 33

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

TRANSFER AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.


34 | Semi-Annual Report

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

Highland Floating Rate Advantage Fund      Semi-Annual Report, February 28, 2007

   [LOGO OMITTED]
   [HIGHLAND FUNDS
   managed by
   Highland Capital Management, L.P.



www.highlandfunds.com                                      HLC-FR-ADV-SEMI-02/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.